PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Intermediate Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS : 28 .1%
Federal Home Loan Mortgage Corporation : 2 .3%
(1)
272,490
2.500
%,
05/01/2030 $ 248,457
0.0
456,936
2.500
%,
05/01/2030 416,104
0.0
596,856
2.500
%,
06/01/2030 543,577
0.0
1,766,762
3.000
%,
03/01/2045 1,498,771
0 .1
2,403,733
3.000
%,
03/01/2045 2,050,360
0 .1
1,911,368
3.000
%,
04/01/2045 1,621,750
0 .1
2,001,367
3.000
%,
04/01/2045 1,699,368
0 .1
3,551,319
3.000
%,
10/01/2046 3,007,917
0 .2
4,566,525
3.000
%,
10/01/2046 3,873,977
0 .2
5,052,018
3.000
%,
03/01/2048 4,279,151
0 .2
768,265
3.500
%,
08/01/2042 681,822
0.0
1,896,289
3.500
%,
03/01/2045 1,668,613
0 .1
338,286
3.500
%,
04/01/2045 298,024
0.0
803,004
3.500
%,
05/01/2045 707,563
0.0
349,311
3.500
%,
06/01/2045 307,907
0.0
469,634
3.500
%,
07/01/2045 414,913
0.0
536,834
3.500
%,
07/01/2045 472,379
0.0
262,415
3.500
%,
08/01/2045 231,183
0.0
393,010
3.500
%,
08/01/2045 346,396
0.0
494,177
3.500
%,
08/01/2045 437,207
0.0
582,641
3.500
%,
08/01/2045 513,670
0.0
796,307
3.500
%,
08/01/2045 701,025
0.0
126,348
3.500
%,
09/01/2045 111,519
0.0
526,890
3.500
%,
09/01/2045 464,266
0.0
865,103
3.500
%,
09/01/2045 762,136
0 .1
1,015,036
3.500
%,
11/01/2045 893,414
0 .1
3,452,720
3.500
%,
12/01/2046 3,031,068
0 .2
9,050,602
3.500
%,
03/01/2048 7,972,727
0 .4
524,399
4.000
%,
10/01/2041 477,889
0.0
834,239
4.000
%,
12/01/2041 760,257
0 .1
139,488
4.000
%,
07/01/2045 127,799
0.0
78,337
4.000
%,
09/01/2045 71,056
0.0
672,133
4.000
%,
09/01/2045 610,300
0.0
1,135,120
4.000
%,
09/01/2045 1,037,878
0 .1
1,502,533
4.000
%,
09/01/2045 1,372,882
0 .1
638,003
4.000
%,
05/01/2047 582,913
0.0
192,027
4.000
%,
11/01/2047 173,317
0.0
178,475
4.000
%,
03/01/2048 162,331
0.0
788,583
4.000
%,
06/01/2048 722,901
0 .1
1
(2)
4.375
%, (H15T1Y +
2.250%),
06/01/2024 1
0.0
5,896
(2)
4.375
%, (H15T1Y +
2.250%),
11/01/2035 5,932
0.0
3,434
4.500
%,
06/01/2039 3,250
0.0
10,192
4.500
%,
09/01/2040 9,635
0.0
34,357
4.500
%,
03/01/2041 32,522
0.0
155,376
4.500
%,
08/01/2041 146,269
0.0
274,323
4.500
%,
08/01/2041 259,672
0.0
107,220
4.500
%,
09/01/2041 101,492
0.0
128,334
4.500
%,
09/01/2041 121,480
0.0
266,118
4.500
%,
09/01/2041 251,904
0.0
689,632
4.500
%,
09/01/2041 652,781
0.0
1,201
(2)
4.593
%, (H15T1Y +
2.250%),
03/01/2036 1,188
0.0
3,829
(2)
4.912
%, (H15T1Y +
2.250%),
11/01/2031 3,748
0.0
11,340
5.000
%,
05/01/2028 10,928
0.0
56,582
5.000
%,
05/01/2035 55,554
0.0
148,966
5.000
%,
01/01/2041 145,342
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
84,542
5.000
%,
04/01/2041 $ 82,922
0.0
1,578
(2)
5.250
%, (H15T1Y +
2.250%),
04/01/2032 1,562
0.0
38,577
(2)
5.308
%, (H15T1Y +
2.436%),
01/01/2029 38,027
0.0
30,529
(2)
5.358
%, (RFUCCT1Y +
1.345%),
09/01/2035 30,626
0.0
226,135
(2)
5.466
%, (RFUCCT1Y +
1.733%),
06/01/2035 228,779
0.0
5,875
5.500
%,
03/01/2034 5,856
0.0
1,170
5.500
%,
05/01/2036 1,139
0.0
41,396
5.500
%,
06/01/2036 41,299
0.0
4,588
5.500
%,
12/01/2036 4,592
0.0
21,314
5.500
%,
03/01/2037 20,740
0.0
5,729
5.500
%,
04/01/2037 5,734
0.0
34,182
5.500
%,
05/01/2037 34,205
0.0
61,092
5.500
%,
07/01/2037 61,146
0.0
7,139
5.500
%,
09/01/2037 6,923
0.0
6,896
5.500
%,
10/01/2037 6,895
0.0
21,328
5.500
%,
11/01/2037 21,347
0.0
18,844
5.500
%,
12/01/2037 18,765
0.0
67,907
5.500
%,
12/01/2037 67,967
0.0
4,533
5.500
%,
01/01/2038 4,537
0.0
4,685
5.500
%,
01/01/2038 4,650
0.0
45,333
5.500
%,
02/01/2038 45,373
0.0
62,557
5.500
%,
02/01/2038 62,497
0.0
44,337
5.500
%,
03/01/2038 44,312
0.0
54,219
5.500
%,
04/01/2038 54,223
0.0
4,697
5.500
%,
05/01/2038 4,690
0.0
45,604
5.500
%,
05/01/2038 45,479
0.0
33,848
5.500
%,
06/01/2038 33,617
0.0
116,550
5.500
%,
06/01/2038 116,390
0.0
107,930
5.500
%,
07/01/2038 107,959
0.0
4,863
5.500
%,
08/01/2038 4,833
0.0
22,282
5.500
%,
08/01/2038 22,251
0.0
25,028
5.500
%,
09/01/2038 24,994
0.0
21,655
5.500
%,
10/01/2038 21,639
0.0
24,289
5.500
%,
10/01/2038 24,256
0.0
2,318
5.500
%,
11/01/2038 2,314
0.0
81,634
5.500
%,
11/01/2038 81,539
0.0
4,991
5.500
%,
12/01/2038 4,988
0.0
8,840
5.500
%,
12/01/2038 8,832
0.0
19,671
5.500
%,
01/01/2039 19,652
0.0
41,298
5.500
%,
03/01/2039 41,206
0.0
16,011
5.500
%,
07/01/2039 15,817
0.0
10,614
5.500
%,
12/01/2039 10,604
0.0
72,635
5.500
%,
03/01/2040 72,565
0.0
23,665
5.500
%,
08/01/2040 23,633
0.0
35,174
5.500
%,
08/01/2040 34,151
0.0
46,519
5.500
%,
08/01/2040 46,465
0.0
160,665
6.000
%,
09/01/2027 158,956
0.0
3,709
6.000
%,
02/01/2029 3,670
0.0
4,409
6.000
%,
05/01/2035 4,461
0.0
207,163
6.000
%,
03/01/2037 211,054
0.0
1,707
6.000
%,
05/01/2037 1,739
0.0
22,908
6.000
%,
07/01/2037 23,335
0.0
5,779
6.000
%,
08/01/2037 5,815
0.0
26,540
6.000
%,
08/01/2037 27,039
0.0
138,911
6.000
%,
09/01/2037 141,433
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
388
6.000
%,
10/01/2037 $ 395
0.0
5,906
6.000
%,
11/01/2037 6,016
0.0
1,787
6.000
%,
12/01/2037 1,770
0.0
5,163
6.000
%,
12/01/2037 5,241
0.0
144,360
6.000
%,
01/01/2038 146,889
0.0
874
6.000
%,
04/01/2038 889
0.0
5,475
6.000
%,
06/01/2038 5,458
0.0
319
6.000
%,
07/01/2038 318
0.0
11,268
6.000
%,
08/01/2038 11,157
0.0
37,286
6.000
%,
11/01/2038 37,647
0.0
11,560
6.000
%,
05/01/2039 11,571
0.0
6,817
6.000
%,
08/01/2039 6,852
0.0
1,610
6.000
%,
09/01/2039 1,593
0.0
437,883
6.500
%,
09/01/2034 445,789
0.0
50,077,562
2 .3
Federal National Mortgage Association : 0.0%
(1)
124,657
(2)
3.908
%, (RFUCCT1Y +
1.658%),
10/01/2035 123,173
0.0
44,305
(2)
4.001
%, (RFUCCT1Y +
1.649%),
02/01/2034 43,636
0.0
118,836
(2)
4.060
%, (RFUCCT1Y +
1.810%),
09/01/2034 118,955
0.0
18,064
(2)
4.175
%, (RFUCCT1Y +
1.675%),
02/01/2035 17,756
0.0
57,009
(2)
4.300
%, (H15T1Y +
2.175%),
10/01/2035 56,262
0.0
1,339
(2)
4.347
%, (ECOFC +
1.257%),
05/01/2036 1,313
0.0
48,733
(2)
4.357
%, (RFUCCT1Y +
1.553%),
04/01/2035 47,778
0.0
6,566
(2)
4.585
%, (H15T1Y +
2.210%),
04/01/2032 6,407
0.0
22,014
(2)
4.691
%, (RFUCCT6M +
1.373%),
09/01/2035 21,573
0.0
1,078
(2)
4.739
%, (H15T1Y +
2.215%),
09/01/2031 1,062
0.0
8,641
(2)
4.797
%, (ECOFC +
1.927%),
12/01/2036 8,559
0.0
228,428
(2)
5.555
%, (H15T1Y +
1.805%),
08/01/2035 225,320
0.0
22,722
(2)
5.630
%, (12MTA +
1.200%),
08/01/2042 22,050
0.0
39,630
(2)
5.630
%, (12MTA +
1.200%),
08/01/2042 38,382
0.0
11,665
(2)
5.630
%, (12MTA +
1.200%),
10/01/2044 11,274
0.0
17,867
(2)
5.630
%, (12MTA +
1.200%),
10/01/2044 17,032
0.0
32,530
(2)
5.637
%, (RFUCCT1Y +
1.387%),
07/01/2035 31,913
0.0
10,809
(2)
5.715
%, (RFUCCT1Y +
1.466%),
08/01/2035 10,621
0.0
22,547
(2)
6.724
%, (RFUCCT1M +
1.473%),
02/01/2033 22,680
0.0
825,746
0.0
Government National Mortgage Association : 4 .7%
1,178,307
2.500
%,
05/20/2051 965,600
0 .1
4,068,036
2.500
%,
08/20/2051 3,330,512
0 .2
3,321,743
2.500
%,
09/20/2051 2,719,360
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
1,709,494
2.500
%,
11/20/2051 $ 1,399,975
0 .1
3,466,013
2.500
%,
12/20/2051 2,837,430
0 .1
5,566,924
2.500
%,
03/20/2052 4,555,600
0 .2
15,564,643
2.500
%,
04/20/2052 12,736,820
0 .6
23,785,054
2.500
%,
05/20/2052 19,463,698
0 .9
12,931,795
3.000
%,
04/20/2045 11,153,524
0 .5
921,857
3.000
%,
11/20/2051 782,758
0.0
1,003,904
3.000
%,
03/20/2052 848,651
0.0
13,265,000
(3)
3.000
%,
10/15/2053 11,244,160
0 .5
1,865,506
3.500
%,
07/20/2046 1,598,644
0 .1
272,456
3.500
%,
07/20/2047 242,160
0.0
4,449,655
3.500
%,
12/20/2047 3,960,059
0 .2
2,525,653
3.500
%,
01/20/2048 2,247,712
0 .1
5,469,543
3.500
%,
05/20/2050 4,818,879
0 .2
349,997
4.000
%,
11/20/2040 324,327
0.0
651,471
4.000
%,
03/20/2046 597,156
0.0
5,474,449
4.000
%,
03/20/2053 4,936,428
0 .2
13,391,500
(3)
4.000
%,
10/15/2053 12,066,474
0 .6
557,964
4.500
%,
08/20/2041 529,817
0.0
256,533
4.500
%,
01/20/2047 243,675
0.0
1,666
5.000
%,
11/15/2035 1,599
0.0
4,041
5.000
%,
11/15/2035 3,880
0.0
4,316
5.000
%,
11/15/2035 4,213
0.0
12,157
5.000
%,
11/15/2035 11,671
0.0
13,363
5.000
%,
06/15/2037 12,792
0.0
27,733
5.000
%,
03/15/2038 26,720
0.0
64,481
5.000
%,
03/15/2038 63,016
0.0
2,989
5.000
%,
06/15/2038 2,864
0.0
835
5.000
%,
09/15/2038 808
0.0
8,231
5.000
%,
11/15/2038 7,989
0.0
28,005
5.000
%,
11/15/2038 27,438
0.0
7,193
5.000
%,
12/15/2038 6,975
0.0
42,280
5.000
%,
12/15/2038 41,398
0.0
603,417
5.000
%,
12/15/2038 591,208
0.0
39,813
5.000
%,
01/15/2039 39,008
0.0
69,767
5.000
%,
01/15/2039 67,668
0.0
434,323
5.000
%,
01/15/2039 424,346
0.0
17,527
5.000
%,
02/15/2039 17,128
0.0
39,938
5.000
%,
02/15/2039 39,128
0.0
60,660
5.000
%,
02/15/2039 59,334
0.0
1,474
5.000
%,
03/15/2039 1,443
0.0
46,584
5.000
%,
03/15/2039 45,582
0.0
48,558
5.000
%,
03/15/2039 47,508
0.0
82,238
5.000
%,
03/15/2039 80,460
0.0
50,518
5.000
%,
04/15/2039 49,463
0.0
376
5.000
%,
05/15/2039 361
0.0
29,413
5.000
%,
05/15/2039 28,777
0.0
65,462
5.000
%,
05/15/2039 64,047
0.0
43,119
5.000
%,
07/15/2039 42,252
0.0
30,368
5.000
%,
09/15/2039 29,505
0.0
8,119
5.000
%,
11/15/2039 7,803
0.0
1,161
5.000
%,
04/15/2040 1,128
0.0
7,389
5.000
%,
06/15/2040 7,214
0.0
4,109
5.000
%,
09/15/2040 3,937
0.0
15,732
5.000
%,
09/15/2040 15,351
0.0
31,741
5.000
%,
10/15/2040 31,078
0.0
45,078
5.000
%,
05/15/2042 43,296
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
182,166
5.000
%,
02/20/2043 $ 178,913
0.0
105,730,720
4 .7
Uniform Mortgage-Backed Securities : 21 .1%
3,786,861
2.000
%,
10/01/2050 2,906,806
0 .1
6,617,877
2.000
%,
12/01/2050 5,072,079
0 .2
966,531
2.000
%,
11/01/2051 745,592
0.0
2,683,416
2.000
%,
11/01/2051 2,073,798
0 .1
5,998,219
2.000
%,
11/01/2051 4,577,388
0 .2
4,783,369
2.000
%,
12/01/2051 3,651,445
0 .2
6,283,617
2.000
%,
12/01/2051 4,810,083
0 .2
1,816,833
2.000
%,
02/01/2052 1,399,295
0 .1
3,417,254
2.000
%,
02/01/2052 2,637,736
0 .1
30,847,682
2.000
%,
02/01/2052 23,597,935
1 .1
7,744,983
2.000
%,
03/01/2052 5,906,190
0 .3
879,745
2.500
%,
05/01/2030 802,538
0 .1
1,273,833
2.500
%,
06/01/2030 1,162,217
0 .1
1,715,271
2.500
%,
06/01/2030 1,564,955
0 .1
718,114
2.500
%,
07/01/2030 655,180
0.0
5,680,816
2.500
%,
07/01/2050 4,554,851
0 .2
17,837,456
2.500
%,
11/01/2050 14,408,960
0 .7
7,643,294
2.500
%,
02/01/2051 6,106,965
0 .3
9,740,577
2.500
%,
03/01/2051 7,794,194
0 .4
4,535,184
2.500
%,
04/01/2051 3,614,524
0 .2
9,127,833
2.500
%,
11/01/2051 7,310,216
0 .3
3,511,311
2.500
%,
12/01/2051 2,817,810
0 .1
4,463,884
2.500
%,
12/01/2051 3,591,077
0 .2
4,777,074
2.500
%,
01/01/2052 3,824,395
0 .2
2,581,954
2.500
%,
02/01/2052 2,086,353
0 .1
3,950,200
2.500
%,
02/01/2052 3,159,558
0 .2
4,161,989
2.500
%,
02/01/2052 3,346,301
0 .2
4,527,492
2.500
%,
02/01/2052 3,621,680
0 .2
4,648,274
2.500
%,
02/01/2052 3,700,200
0 .2
5,982,151
2.500
%,
02/01/2052 4,764,818
0 .2
159,772,000
(3)
2.500
%,
10/01/2053 126,837,477
5 .7
1,820,994
3.000
%,
08/01/2030 1,698,861
0 .1
896,161
3.000
%,
09/01/2030 836,089
0 .1
747,555
3.000
%,
08/01/2043 639,597
0.0
1,274,624
3.000
%,
09/01/2043 1,090,650
0 .1
4,755,280
3.000
%,
04/01/2045 4,030,459
0 .2
2,864,797
3.000
%,
08/01/2046 2,424,165
0 .1
275,061
3.000
%,
09/01/2046 232,740
0.0
5,840,175
3.000
%,
11/01/2046 4,939,523
0 .2
3,856,403
3.000
%,
01/01/2047 3,263,316
0 .2
2,447,926
3.000
%,
02/01/2052 2,046,667
0 .1
4,245,861
3.000
%,
02/01/2052 3,554,171
0 .2
5,476,003
3.000
%,
04/01/2052 4,569,537
0 .2
3,713,619
3.000
%,
05/01/2052 3,098,884
0 .2
9,216,752
3.000
%,
05/01/2052 7,665,193
0 .4
10,990,000
(3)
3.000
%,
10/01/2053 9,088,644
0 .4
413,291
3.500
%,
12/01/2041 367,085
0.0
72,822
3.500
%,
08/01/2042 64,632
0.0
371,494
3.500
%,
08/01/2042 327,693
0.0
288,899
3.500
%,
10/01/2042 256,246
0.0
490,699
3.500
%,
10/01/2042 435,290
0.0
209,935
3.500
%,
03/01/2043 186,278
0.0
1,788,138
3.500
%,
01/01/2046 1,572,207
0 .1
2,944,083
3.500
%,
02/01/2046 2,593,303
0 .1
2,062,074
3.500
%,
08/01/2046 1,818,106
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
12,585,280
3.500
%,
08/01/2046 $ 11,090,075
0 .5
1,957,801
3.500
%,
09/01/2047 1,715,241
0 .1
5,821,631
3.500
%,
07/01/2048 5,119,902
0 .2
2,224,666
3.500
%,
02/01/2052 1,938,673
0 .1
1,685
4.000
%,
05/01/2029 1,566
0.0
15,056
4.000
%,
11/01/2030 13,989
0.0
8,294
4.000
%,
02/01/2031 7,706
0.0
4,533
4.000
%,
10/01/2031 4,211
0.0
3,483,133
4.000
%,
12/01/2039 3,191,823
0 .2
181,981
4.000
%,
07/01/2042 166,730
0.0
427,493
4.000
%,
07/01/2042 391,678
0.0
1,650,006
4.000
%,
07/01/2042 1,511,743
0 .1
291,041
4.000
%,
08/01/2042 267,738
0.0
1,191,420
4.000
%,
08/01/2043 1,091,563
0 .1
2,039,991
4.000
%,
09/01/2043 1,869,021
0 .1
68,257
4.000
%,
10/01/2043 62,527
0.0
142,488
4.000
%,
10/01/2043 130,071
0.0
3,749,658
4.000
%,
01/01/2045 3,442,299
0 .2
359,888
4.000
%,
06/01/2045 328,263
0.0
693,736
4.000
%,
07/01/2045 633,558
0.0
1,492,770
4.000
%,
07/01/2045 1,362,438
0 .1
2,826,088
4.000
%,
02/01/2046 2,575,993
0 .1
552,941
4.000
%,
06/01/2047 504,166
0.0
88,354
4.000
%,
03/01/2048 80,020
0.0
353,894
4.000
%,
03/01/2048 321,264
0.0
4,861,055
4.000
%,
06/01/2048 4,410,045
0 .2
2,640,152
4.000
%,
09/01/2048 2,398,686
0 .1
4,795,241
4.000
%,
05/01/2051 4,336,964
0 .2
4,607,312
4.000
%,
05/01/2052 4,118,254
0 .2
4,700,082
4.000
%,
08/01/2052 4,189,477
0 .2
10,978,142
4.000
%,
11/01/2052 9,952,236
0 .5
8,563
4.500
%,
10/01/2025 8,367
0.0
103,687
4.500
%,
07/01/2026 100,287
0.0
211,236
4.500
%,
04/01/2029 206,253
0.0
3,250
4.500
%,
06/01/2029 3,173
0.0
39,176
4.500
%,
06/01/2029 38,252
0.0
40,527
4.500
%,
07/01/2029 39,570
0.0
985
4.500
%,
10/01/2029 961
0.0
6,142
4.500
%,
06/01/2030 5,979
0.0
213,933
4.500
%,
10/01/2030 207,300
0.0
52,530
4.500
%,
02/01/2031 50,103
0.0
31,519
4.500
%,
05/01/2031 30,192
0.0
24,504
4.500
%,
10/01/2033 23,123
0.0
11,971
4.500
%,
01/01/2034 11,288
0.0
2,719
4.500
%,
07/01/2034 2,565
0.0
3,136
4.500
%,
09/01/2035 2,938
0.0
17,366
4.500
%,
09/01/2035 16,415
0.0
22,570
4.500
%,
11/01/2035 21,286
0.0
117,483
4.500
%,
02/01/2036 108,869
0.0
45,926
4.500
%,
01/01/2037 43,417
0.0
24,188
4.500
%,
09/01/2037 22,824
0.0
1,497
4.500
%,
02/01/2038 1,408
0.0
13,848
4.500
%,
01/01/2039 13,090
0.0
1,886
4.500
%,
02/01/2039 1,756
0.0
21,136
4.500
%,
02/01/2039 19,979
0.0
9,749
4.500
%,
04/01/2039 9,216
0.0
25,454
4.500
%,
04/01/2039 24,063
0.0
46,493
4.500
%,
04/01/2039 43,592
0.0
312
4.500
%,
05/01/2039 294
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
2,793
4.500
%,
05/01/2039 $ 2,640
0.0
9,103
4.500
%,
05/01/2039 8,605
0.0
47,348
4.500
%,
05/01/2039 44,762
0.0
49,031
4.500
%,
05/01/2039 46,348
0.0
57,687
4.500
%,
05/01/2039 54,535
0.0
617,689
4.500
%,
05/01/2039 583,898
0.0
4,285
4.500
%,
06/01/2039 4,050
0.0
75,684
4.500
%,
06/01/2039 71,546
0.0
10,293
4.500
%,
07/01/2039 9,730
0.0
16,651
4.500
%,
07/01/2039 15,655
0.0
34,859
4.500
%,
07/01/2039 32,952
0.0
36,470
4.500
%,
08/01/2039 34,477
0.0
41,909
4.500
%,
08/01/2039 39,400
0.0
73,252
4.500
%,
08/01/2039 69,248
0.0
128,237
4.500
%,
08/01/2039 121,227
0.0
140,370
4.500
%,
09/01/2039 131,962
0.0
111,988
4.500
%,
10/01/2039 105,858
0.0
6,832
4.500
%,
11/01/2039 6,458
0.0
56,204
4.500
%,
11/01/2039 53,131
0.0
3,481
4.500
%,
12/01/2039 3,291
0.0
6,457
4.500
%,
12/01/2039 6,071
0.0
3,282
4.500
%,
01/01/2040 3,082
0.0
241,441
4.500
%,
01/01/2040 227,793
0.0
57,565
4.500
%,
02/01/2040 54,416
0.0
110,759
4.500
%,
02/01/2040 104,699
0.0
35,465
4.500
%,
04/01/2040 33,479
0.0
350,135
4.500
%,
04/01/2040 330,523
0.0
33,217
4.500
%,
05/01/2040 31,405
0.0
167,268
4.500
%,
05/01/2040 158,133
0.0
2,561
4.500
%,
06/01/2040 2,421
0.0
23,949
4.500
%,
06/01/2040 22,639
0.0
41,309
4.500
%,
06/01/2040 38,995
0.0
75,028
4.500
%,
06/01/2040 70,927
0.0
183,816
4.500
%,
06/01/2040 173,771
0.0
14,135
4.500
%,
07/01/2040 13,362
0.0
51,996
4.500
%,
07/01/2040 49,151
0.0
85,489
4.500
%,
07/01/2040 80,812
0.0
1,396
4.500
%,
08/01/2040 1,319
0.0
3,113
4.500
%,
08/01/2040 2,927
0.0
16,956
4.500
%,
08/01/2040 16,029
0.0
31,242
4.500
%,
08/01/2040 29,534
0.0
46,080
4.500
%,
08/01/2040 43,558
0.0
52,459
4.500
%,
08/01/2040 49,592
0.0
55,675
4.500
%,
08/01/2040 52,052
0.0
9,719
4.500
%,
09/01/2040 9,188
0.0
11,318
4.500
%,
09/01/2040 10,698
0.0
12,220
4.500
%,
09/01/2040 11,412
0.0
18,417
4.500
%,
09/01/2040 17,410
0.0
18,625
4.500
%,
09/01/2040 17,606
0.0
73,222
4.500
%,
09/01/2040 68,837
0.0
140,856
4.500
%,
09/01/2040 133,149
0.0
17,434
4.500
%,
10/01/2040 16,480
0.0
20,319
4.500
%,
10/01/2040 19,207
0.0
54,516
4.500
%,
10/01/2040 51,249
0.0
105,268
4.500
%,
10/01/2040 99,514
0.0
107,301
4.500
%,
10/01/2040 101,431
0.0
28,579
4.500
%,
11/01/2040 27,015
0.0
34,202
4.500
%,
11/01/2040 32,330
0.0
260,464
4.500
%,
11/01/2040 246,220
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
272,786
4.500
%,
11/01/2040 $ 254,190
0.0
681,726
4.500
%,
11/01/2040 644,423
0.0
1,986
4.500
%,
12/01/2040 1,877
0.0
11,712
4.500
%,
12/01/2040 10,962
0.0
15,691
4.500
%,
12/01/2040 14,832
0.0
16,871
4.500
%,
12/01/2040 15,926
0.0
23,714
4.500
%,
12/01/2040 22,417
0.0
28,516
4.500
%,
12/01/2040 26,956
0.0
67,964
4.500
%,
12/01/2040 64,244
0.0
69,192
4.500
%,
12/01/2040 65,406
0.0
138,907
4.500
%,
12/01/2040 131,306
0.0
11,973
4.500
%,
01/01/2041 11,318
0.0
28,780
4.500
%,
01/01/2041 27,207
0.0
87,007
4.500
%,
01/01/2041 82,250
0.0
147,162
4.500
%,
01/01/2041 139,106
0.0
328,949
4.500
%,
01/01/2041 310,954
0.0
15,617
4.500
%,
02/01/2041 14,742
0.0
38,267
4.500
%,
02/01/2041 36,175
0.0
51,153
4.500
%,
02/01/2041 48,356
0.0
52,971
4.500
%,
02/01/2041 50,071
0.0
55,125
4.500
%,
02/01/2041 51,539
0.0
2,893
4.500
%,
03/01/2041 2,735
0.0
10,967
4.500
%,
03/01/2041 10,183
0.0
14,404
4.500
%,
03/01/2041 13,616
0.0
19,024
4.500
%,
03/01/2041 17,983
0.0
25,796
4.500
%,
03/01/2041 24,385
0.0
34,288
4.500
%,
03/01/2041 32,414
0.0
53,701
4.500
%,
03/01/2041 50,764
0.0
70,149
4.500
%,
03/01/2041 66,317
0.0
115,751
4.500
%,
03/01/2041 108,092
0.0
3,389
4.500
%,
04/01/2041 3,204
0.0
15,518
4.500
%,
04/01/2041 14,408
0.0
26,656
4.500
%,
04/01/2041 25,197
0.0
70,526
4.500
%,
04/01/2041 65,633
0.0
150,369
4.500
%,
04/01/2041 142,138
0.0
274,878
4.500
%,
04/01/2041 261,594
0.0
2,433
4.500
%,
05/01/2041 2,297
0.0
5,039
4.500
%,
05/01/2041 4,764
0.0
10,919
4.500
%,
05/01/2041 10,265
0.0
13,254
4.500
%,
05/01/2041 12,528
0.0
18,193
4.500
%,
05/01/2041 17,174
0.0
137,054
4.500
%,
05/01/2041 129,577
0.0
143,793
4.500
%,
05/01/2041 135,931
0.0
165,370
4.500
%,
05/01/2041 156,321
0.0
286,970
4.500
%,
05/01/2041 271,259
0.0
10,150
4.500
%,
06/01/2041 9,595
0.0
46,425
4.500
%,
06/01/2041 43,642
0.0
173,537
4.500
%,
06/01/2041 164,035
0.0
1,580
4.500
%,
07/01/2041 1,481
0.0
2,911
4.500
%,
07/01/2041 2,751
0.0
8,773
4.500
%,
07/01/2041 8,293
0.0
16,821
4.500
%,
07/01/2041 15,904
0.0
34,473
4.500
%,
07/01/2041 32,588
0.0
75,264
4.500
%,
07/01/2041 71,144
0.0
135,671
4.500
%,
07/01/2041 128,243
0.0
12,584
4.500
%,
08/01/2041 11,896
0.0
20,535
4.500
%,
08/01/2041 19,102
0.0
49,694
4.500
%,
08/01/2041 46,915
0.0
73,265
4.500
%,
08/01/2041 69,256
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
87,524
4.500
%,
08/01/2041 $ 82,733
0.0
113,667
4.500
%,
08/01/2041 105,773
0.0
124,173
4.500
%,
08/01/2041 116,093
0.0
151,995
4.500
%,
08/01/2041 142,894
0.0
3,502
4.500
%,
09/01/2041 3,306
0.0
9,020
4.500
%,
09/01/2041 8,527
0.0
49,658
4.500
%,
09/01/2041 46,630
0.0
397,147
4.500
%,
09/01/2041 374,888
0.0
15,729
4.500
%,
10/01/2041 14,868
0.0
23,709
4.500
%,
10/01/2041 22,411
0.0
42,239
4.500
%,
10/01/2041 39,443
0.0
83,089
4.500
%,
10/01/2041 78,026
0.0
152,058
4.500
%,
10/01/2041 143,534
0.0
191,368
4.500
%,
10/01/2041 180,647
0.0
407,221
4.500
%,
10/01/2041 384,923
0.0
824,598
4.500
%,
10/01/2041 779,443
0.0
2,792
4.500
%,
11/01/2041 2,639
0.0
217,033
4.500
%,
11/01/2041 205,151
0.0
174,731
4.500
%,
12/01/2041 164,273
0.0
497,038
4.500
%,
12/01/2041 469,824
0.0
8,448
4.500
%,
01/01/2042 7,986
0.0
11,469
4.500
%,
01/01/2042 10,707
0.0
19,827
4.500
%,
01/01/2042 18,742
0.0
32,374
4.500
%,
03/01/2042 30,367
0.0
26,338
4.500
%,
04/01/2042 24,366
0.0
11,059
4.500
%,
06/01/2042 10,413
0.0
4,740
4.500
%,
08/01/2042 4,481
0.0
3,976
4.500
%,
09/01/2042 3,672
0.0
6,304
4.500
%,
01/01/2043 5,838
0.0
4,415
4.500
%,
12/01/2043 4,146
0.0
41,860
4.500
%,
04/01/2047 39,149
0.0
20,103
4.500
%,
05/01/2047 18,784
0.0
46,368
4.500
%,
06/01/2047 43,501
0.0
67,545
4.500
%,
06/01/2047 63,359
0.0
64,466
4.500
%,
07/01/2047 60,293
0.0
237,452
4.500
%,
07/01/2047 222,524
0.0
15,930
4.500
%,
08/01/2047 14,866
0.0
5,647,039
4.500
%,
10/01/2052 5,190,726
0 .2
6
5.000
%,
12/01/2023 6
0.0
12,621
5.000
%,
04/01/2026 12,124
0.0
15,240
5.000
%,
05/01/2026 14,642
0.0
15,038
5.000
%,
08/01/2027 14,442
0.0
7,139
5.000
%,
04/01/2028 6,854
0.0
5,161,113
5.000
%,
05/01/2042 5,053,685
0 .2
32,731,044
5.000
%,
10/01/2052 30,923,826
1 .4
1,250,000
(3)
5.000
%,
10/01/2053 1,179,395
0 .1
2
5.500
%,
01/01/2025 2
0.0
1
5.500
%,
08/01/2025 1
0.0
1,774
5.500
%,
07/01/2026 1,766
0.0
2,022
5.500
%,
12/01/2027 2,018
0.0
9,130
5.500
%,
04/01/2028 9,128
0.0
2,779
5.500
%,
08/01/2028 2,780
0.0
4,063
5.500
%,
01/01/2029 3,932
0.0
33,246
5.500
%,
10/01/2029 32,217
0.0
33,479
5.500
%,
04/01/2033 32,815
0.0
11,066
5.500
%,
10/01/2033 10,745
0.0
503
5.500
%,
11/01/2033 490
0.0
2,137
5.500
%,
11/01/2033 2,073
0.0
3,400
5.500
%,
11/01/2033 3,385
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
5,350
5.500
%,
11/01/2033 $ 5,245
0.0
803
5.500
%,
12/01/2033 800
0.0
9,571
5.500
%,
12/01/2033 9,383
0.0
25,418
5.500
%,
12/01/2033 25,304
0.0
58,644
5.500
%,
12/01/2033 57,478
0.0
171,395
5.500
%,
12/01/2033 168,707
0.0
238
5.500
%,
01/01/2034 231
0.0
6,637
5.500
%,
01/01/2034 6,428
0.0
8,040
5.500
%,
01/01/2034 7,963
0.0
13,889
5.500
%,
01/01/2034 13,490
0.0
62,838
5.500
%,
01/01/2034 62,555
0.0
2,645
5.500
%,
06/01/2034 2,604
0.0
4,420
5.500
%,
11/01/2034 4,280
0.0
26,889
5.500
%,
11/01/2034 26,769
0.0
550
5.500
%,
12/01/2034 548
0.0
8,024
5.500
%,
01/01/2035 7,988
0.0
16,020
5.500
%,
01/01/2035 15,952
0.0
20,891
5.500
%,
01/01/2035 20,309
0.0
8,574
5.500
%,
02/01/2035 8,414
0.0
767,336
5.500
%,
02/01/2035 764,380
0.0
5,764
5.500
%,
07/01/2035 5,708
0.0
447,236
5.500
%,
08/01/2035 445,685
0.0
2,056
5.500
%,
10/01/2035 2,049
0.0
301
5.500
%,
11/01/2035 293
0.0
28,163
5.500
%,
11/01/2035 27,750
0.0
452
5.500
%,
12/01/2035 451
0.0
456
5.500
%,
12/01/2035 452
0.0
6,911
5.500
%,
12/01/2035 6,905
0.0
72,096
5.500
%,
12/01/2035 71,883
0.0
5,027
5.500
%,
01/01/2036 5,017
0.0
44,565
5.500
%,
01/01/2036 44,488
0.0
392
5.500
%,
02/01/2036 380
0.0
6,625
5.500
%,
04/01/2036 6,613
0.0
531,611
5.500
%,
07/01/2036 529,563
0.0
395
5.500
%,
08/01/2036 395
0.0
26,597
5.500
%,
09/01/2036 26,477
0.0
44,045
5.500
%,
09/01/2036 43,847
0.0
666
5.500
%,
12/01/2036 665
0.0
980
5.500
%,
12/01/2036 979
0.0
69,522
5.500
%,
12/01/2036 69,265
0.0
72,483
5.500
%,
12/01/2036 72,447
0.0
6,834
5.500
%,
01/01/2037 6,831
0.0
41,955
5.500
%,
01/01/2037 41,934
0.0
57,810
5.500
%,
02/01/2037 57,782
0.0
154,590
5.500
%,
03/01/2037 153,077
0.0
6,423
5.500
%,
04/01/2037 6,420
0.0
487
5.500
%,
05/01/2037 487
0.0
1,253
5.500
%,
05/01/2037 1,238
0.0
7,017
5.500
%,
05/01/2037 7,013
0.0
14,920
5.500
%,
05/01/2037 14,907
0.0
13,212
5.500
%,
06/01/2037 13,146
0.0
29,879
5.500
%,
06/01/2037 29,864
0.0
14,656
5.500
%,
07/01/2037 14,349
0.0
8,604
5.500
%,
08/01/2037 8,576
0.0
22,935
5.500
%,
08/01/2037 22,890
0.0
23,801
5.500
%,
08/01/2037 23,789
0.0
60,025
5.500
%,
09/01/2037 59,995
0.0
395
5.500
%,
11/01/2037 395
0.0
211,552
5.500
%,
01/01/2038 211,271
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
401
5.500
%,
02/01/2038 $ 400
0.0
662
5.500
%,
02/01/2038 661
0.0
3,598
5.500
%,
03/01/2038 3,528
0.0
194,334
5.500
%,
03/01/2038 193,880
0.0
344
5.500
%,
04/01/2038 341
0.0
8,585
5.500
%,
04/01/2038 8,352
0.0
27,574
5.500
%,
04/01/2038 27,467
0.0
1,633
5.500
%,
05/01/2038 1,630
0.0
5,145
5.500
%,
05/01/2038 5,128
0.0
51,252
5.500
%,
05/01/2038 50,024
0.0
11,369
5.500
%,
06/01/2038 11,329
0.0
48,263
5.500
%,
06/01/2038 48,239
0.0
985,806
5.500
%,
06/01/2038 985,321
0 .1
236
5.500
%,
07/01/2038 235
0.0
22,828
5.500
%,
07/01/2038 22,770
0.0
27,394
5.500
%,
07/01/2038 27,380
0.0
28,423
5.500
%,
07/01/2038 28,313
0.0
6,299
5.500
%,
08/01/2038 6,282
0.0
12,687
5.500
%,
08/01/2038 12,603
0.0
47,469
5.500
%,
08/01/2038 47,316
0.0
30,599
5.500
%,
11/01/2038 30,592
0.0
108,081
5.500
%,
11/01/2038 107,917
0.0
110
5.500
%,
12/01/2038 109
0.0
18,700
5.500
%,
12/01/2038 18,669
0.0
30,532
5.500
%,
01/01/2039 30,517
0.0
57,924
5.500
%,
01/01/2039 57,895
0.0
196,650
5.500
%,
01/01/2039 196,513
0.0
11,481
5.500
%,
03/01/2039 11,464
0.0
104,281
5.500
%,
06/01/2039 104,230
0.0
179,645
5.500
%,
06/01/2039 179,556
0.0
10,069
5.500
%,
07/01/2041 10,040
0.0
197,831
5.500
%,
09/01/2041 197,286
0.0
18,788,000
(3)
5.500
%,
10/01/2053 18,157,574
0 .8
36,031
6.000
%,
11/01/2028 35,603
0.0
193
6.000
%,
04/01/2031 192
0.0
209
6.000
%,
01/01/2032 207
0.0
449
6.000
%,
11/01/2032 453
0.0
463
6.000
%,
11/01/2032 458
0.0
30,763
6.000
%,
01/01/2033 31,133
0.0
1,953
6.000
%,
09/01/2033 1,938
0.0
322
6.000
%,
01/01/2034 321
0.0
22,902
6.000
%,
06/01/2035 22,706
0.0
3,274
6.000
%,
07/01/2035 3,282
0.0
4,326
6.000
%,
07/01/2035 4,273
0.0
5,299
6.000
%,
07/01/2035 5,245
0.0
6,820
6.000
%,
07/01/2035 6,938
0.0
347
6.000
%,
10/01/2035 342
0.0
948
6.000
%,
10/01/2035 937
0.0
31,463
6.000
%,
11/01/2035 31,890
0.0
2,087
6.000
%,
12/01/2035 2,062
0.0
26,524
6.000
%,
12/01/2035 26,985
0.0
182,139
6.000
%,
12/01/2035 180,126
0.0
4,043
6.000
%,
01/01/2036 4,031
0.0
20,208
6.000
%,
02/01/2036 20,559
0.0
28,822
6.000
%,
02/01/2036 29,323
0.0
15,209
6.000
%,
03/01/2036 15,259
0.0
19,683
6.000
%,
03/01/2036 20,354
0.0
10,497
6.000
%,
04/01/2036 10,666
0.0
25,973
6.000
%,
04/01/2036 26,425
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
8,239
6.000
%,
05/01/2036 $ 8,205
0.0
319
6.000
%,
06/01/2036 320
0.0
1,716
6.000
%,
06/01/2036 1,702
0.0
1,146
6.000
%,
07/01/2036 1,134
0.0
2,418
6.000
%,
07/01/2036 2,390
0.0
10,953
6.000
%,
07/01/2036 10,835
0.0
43,193
6.000
%,
07/01/2036 43,943
0.0
1,387
6.000
%,
08/01/2036 1,376
0.0
2,073
6.000
%,
08/01/2036 2,109
0.0
11,238
6.000
%,
08/01/2036 11,434
0.0
11,794
6.000
%,
08/01/2036 11,763
0.0
111,175
6.000
%,
08/01/2036 110,681
0.0
303,698
6.000
%,
08/01/2036 304,751
0.0
74
6.000
%,
09/01/2036 73
0.0
8,262
6.000
%,
09/01/2036 8,211
0.0
8,159
6.000
%,
09/01/2036 8,301
0.0
11,760
6.000
%,
09/01/2036 11,695
0.0
15,328
6.000
%,
09/01/2036 15,443
0.0
30,796
6.000
%,
09/01/2036 31,329
0.0
53,267
6.000
%,
09/01/2036 52,622
0.0
2,160
6.000
%,
10/01/2036 2,134
0.0
7,488
6.000
%,
10/01/2036 7,401
0.0
9,866
6.000
%,
10/01/2036 10,037
0.0
18,465
6.000
%,
10/01/2036 18,760
0.0
25,128
6.000
%,
10/01/2036 25,341
0.0
25,781
6.000
%,
10/01/2036 26,229
0.0
8,639
6.000
%,
11/01/2036 8,625
0.0
14,390
6.000
%,
11/01/2036 14,223
0.0
21,802
6.000
%,
11/01/2036 22,181
0.0
1,318
6.000
%,
12/01/2036 1,314
0.0
2,165
6.000
%,
12/01/2036 2,203
0.0
3,357
6.000
%,
12/01/2036 3,326
0.0
18,800
6.000
%,
12/01/2036 18,597
0.0
23,669
6.000
%,
12/01/2036 24,081
0.0
356
6.000
%,
01/01/2037 361
0.0
495
6.000
%,
01/01/2037 494
0.0
6,861
6.000
%,
01/01/2037 6,980
0.0
10,108
6.000
%,
01/01/2037 9,991
0.0
7,290
6.000
%,
02/01/2037 7,235
0.0
9,183
6.000
%,
02/01/2037 9,343
0.0
49,667
6.000
%,
02/01/2037 50,091
0.0
352
6.000
%,
03/01/2037 355
0.0
4,362
6.000
%,
03/01/2037 4,311
0.0
4,486
6.000
%,
03/01/2037 4,564
0.0
7,094
6.000
%,
03/01/2037 7,015
0.0
10,406
6.000
%,
03/01/2037 10,587
0.0
79,429
6.000
%,
03/01/2037 79,828
0.0
617
6.000
%,
04/01/2037 610
0.0
704
6.000
%,
04/01/2037 695
0.0
1,260
6.000
%,
04/01/2037 1,282
0.0
2,077
6.000
%,
04/01/2037 2,065
0.0
5,074
6.000
%,
04/01/2037 5,118
0.0
9,273
6.000
%,
04/01/2037 9,434
0.0
12,636
6.000
%,
04/01/2037 12,721
0.0
13,556
6.000
%,
04/01/2037 13,404
0.0
16,206
6.000
%,
04/01/2037 16,488
0.0
19,944
6.000
%,
04/01/2037 19,710
0.0
26,434
6.000
%,
04/01/2037 26,130
0.0
37,439
6.000
%,
04/01/2037 38,052
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
63,770
6.000
%,
04/01/2037 $ 64,863
0.0
558
6.000
%,
05/01/2037 554
0.0
4,818
6.000
%,
05/01/2037 4,842
0.0
5,336
6.000
%,
05/01/2037 5,275
0.0
7,129
6.000
%,
05/01/2037 7,045
0.0
10,250
6.000
%,
05/01/2037 10,126
0.0
10,253
6.000
%,
05/01/2037 10,432
0.0
12,470
6.000
%,
05/01/2037 12,319
0.0
13,692
6.000
%,
05/01/2037 13,540
0.0
19,541
6.000
%,
05/01/2037 19,708
0.0
50,811
6.000
%,
05/01/2037 51,695
0.0
3,386
6.000
%,
06/01/2037 3,403
0.0
3,511
6.000
%,
06/01/2037 3,474
0.0
3,982
6.000
%,
06/01/2037 4,051
0.0
4,758
6.000
%,
06/01/2037 4,702
0.0
22,850
6.000
%,
06/01/2037 22,579
0.0
34,760
6.000
%,
06/01/2037 35,324
0.0
2,233
6.000
%,
07/01/2037 2,244
0.0
4,520
6.000
%,
07/01/2037 4,599
0.0
4,756
6.000
%,
07/01/2037 4,859
0.0
5,068
6.000
%,
07/01/2037 5,007
0.0
5,848
6.000
%,
07/01/2037 5,778
0.0
7,273
6.000
%,
07/01/2037 7,195
0.0
12,446
6.000
%,
07/01/2037 12,306
0.0
29,941
6.000
%,
07/01/2037 29,603
0.0
32,609
6.000
%,
07/01/2037 33,164
0.0
4,114
6.000
%,
08/01/2037 4,179
0.0
5,606
6.000
%,
08/01/2037 5,543
0.0
7,258
6.000
%,
08/01/2037 7,174
0.0
8,321
6.000
%,
08/01/2037 8,222
0.0
11,504
6.000
%,
08/01/2037 11,678
0.0
16,236
6.000
%,
08/01/2037 16,046
0.0
30,024
6.000
%,
08/01/2037 30,547
0.0
34,043
6.000
%,
08/01/2037 33,631
0.0
510
6.000
%,
09/01/2037 506
0.0
1,476
6.000
%,
09/01/2037 1,501
0.0
5,435
6.000
%,
09/01/2037 5,369
0.0
9,621
6.000
%,
09/01/2037 9,789
0.0
58,589
6.000
%,
09/01/2037 58,877
0.0
153,930
6.000
%,
09/01/2037 156,609
0.0
573
6.000
%,
10/01/2037 569
0.0
20,596
6.000
%,
10/01/2037 20,947
0.0
647
6.000
%,
11/01/2037 658
0.0
21,529
6.000
%,
11/01/2037 21,840
0.0
31,195
6.000
%,
11/01/2037 31,627
0.0
899
6.000
%,
12/01/2037 913
0.0
17,014
6.000
%,
12/01/2037 17,089
0.0
35,060
6.000
%,
12/01/2037 34,967
0.0
40,164
6.000
%,
12/01/2037 40,863
0.0
15,723
6.000
%,
02/01/2038 15,944
0.0
54,034
6.000
%,
02/01/2038 53,951
0.0
77,966
6.000
%,
02/01/2038 79,066
0.0
745
6.000
%,
03/01/2038 750
0.0
3,689
6.000
%,
03/01/2038 3,644
0.0
16,646
6.000
%,
03/01/2038 16,909
0.0
2,093
6.000
%,
05/01/2038 2,129
0.0
45,863
6.000
%,
05/01/2038 46,462
0.0
6,969
6.000
%,
06/01/2038 7,090
0.0
26,331
6.000
%,
07/01/2038 26,755
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
75,839
6.000
%,
07/01/2038 $ 76,829
0.0
777
6.000
%,
08/01/2038 787
0.0
3,147
6.000
%,
09/01/2038 3,114
0.0
4,123
6.000
%,
09/01/2038 4,195
0.0
13,848
6.000
%,
09/01/2038 13,770
0.0
15,161
6.000
%,
09/01/2038 15,378
0.0
339
6.000
%,
10/01/2038 335
0.0
1,154
6.000
%,
10/01/2038 1,161
0.0
7,882
6.000
%,
10/01/2038 8,012
0.0
8,851
6.000
%,
10/01/2038 9,004
0.0
11,193
6.000
%,
10/01/2038 11,059
0.0
18,765
6.000
%,
10/01/2038 19,073
0.0
422
6.000
%,
11/01/2038 428
0.0
1,072
6.000
%,
11/01/2038 1,060
0.0
102,087
6.000
%,
11/01/2038 102,674
0.0
810
6.000
%,
12/01/2038 802
0.0
11,501
6.000
%,
12/01/2038 11,472
0.0
43,604
6.000
%,
12/01/2038 44,363
0.0
863
6.000
%,
10/01/2039 878
0.0
10,970
6.000
%,
10/01/2039 11,154
0.0
255,570
6.000
%,
02/01/2040 259,627
0.0
10,715
6.000
%,
04/01/2040 10,892
0.0
71,747
6.000
%,
09/01/2040 70,937
0.0
112,187
6.000
%,
10/01/2040 114,097
0.0
162,938
6.000
%,
05/01/2041 165,755
0.0
1,041
6.500
%,
04/01/2027 1,047
0.0
389
6.500
%,
02/01/2028 391
0.0
4,515
6.500
%,
01/01/2032 4,546
0.0
4,536
6.500
%,
04/01/2032 4,616
0.0
3,423
6.500
%,
10/01/2032 3,442
0.0
10,907
6.500
%,
10/01/2032 10,968
0.0
3,543
6.500
%,
03/01/2038 3,684
0.0
112
7.000
%,
08/01/2025 112
0.0
861
7.000
%,
03/01/2026 854
0.0
2,973
7.000
%,
03/01/2026 2,961
0.0
387
7.000
%,
12/01/2027 384
0.0
140,173
7.000
%,
03/01/2038 144,566
0.0
404,761
7.000
%,
04/01/2038 419,418
0.0
4,930
7.500
%,
09/01/2031 5,020
0.0
470,937,196
21 .1
Total U.S. Government
Agency Obligations
(Cost $679,648,282)
627,571,224
28 .1
CORPORATE BONDS/NOTES : 27 .1%
Basic Materials : 0 .4%
445,000
(4)
Anglo American
Capital PLC, 2.250%,
03/17/2028 380,802
0.0
1,250,000
(4)
Anglo American
Capital PLC, 3.625%,
09/11/2024 1,219,687
0 .1
343,000
(4)
Anglo American
Capital PLC, 4.750%,
03/16/2052 262,244
0.0
717,000
(4)
Anglo American
Capital PLC, 5.500%,
05/02/2033 672,636
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
855,000
(5)
BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 $ 813,001
0.0
926,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 905,057
0 .1
1,019,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 984,209
0 .1
278,000  BHP Billiton Finance
USA Ltd., 5.500%,
09/08/2053 266,322
0.0
441,000  FMC Corp., 5.150%,
05/18/2026 428,629
0.0
78,000  LYB International
Finance III LLC,
4.200%,
05/01/2050 55,030
0.0
40,000  Mosaic Co., 4.875%,
11/15/2041 31,990
0.0
651,000  Nutrien Ltd., 2.950%,
05/13/2030 543,990
0.0
104,000  Nutrien Ltd., 5.800%,
03/27/2053 95,773
0.0
80,000  Nutrien Ltd., 5.875%,
12/01/2036 76,037
0.0
79,000  Nutrien Ltd., 5.950%,
11/07/2025 79,113
0.0
186,000
(5)
Rio Tinto Finance
USA PLC, 5.000%,
03/09/2033 178,757
0.0
984,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 898,220
0.0
1,147,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 974,820
0 .1
8,866,317
0 .4
Communications : 2 .0%
474,000  Amazon.com, Inc.,
2.100%,
05/12/2031 380,360
0.0
1,909,000  Amazon.com, Inc.,
2.875%,
05/12/2041 1,350,021
0 .1
524,000  Amazon.com, Inc.,
3.150%,
08/22/2027 487,700
0.0
532,000  Amazon.com, Inc.,
4.100%,
04/13/2062 405,421
0.0
374,000  Amazon.com, Inc.,
4.550%,
12/01/2027 366,448
0.0
428,000  AT&T, Inc., 3.500%,
06/01/2041 297,562
0.0
718,000  AT&T, Inc., 3.500%,
09/15/2053 444,010
0.0
534,000  AT&T, Inc., 3.550%,
09/15/2055 327,228
0.0
2,681,000  AT&T, Inc., 3.650%,
09/15/2059 1,632,960
0 .1
755,000  AT&T, Inc., 3.800%,
12/01/2057 478,768
0.0
1,353,000  AT&T, Inc., 4.900%,
08/15/2037 1,173,166
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
378,000  AT&T, Inc., 5.400%,
02/15/2034 $ 353,933
0.0
2,015,000  Bell Telephone Co. of
Canada or Bell Canada,
5.100%,
05/11/2033 1,885,018
0 .1
764,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 623,419
0.0
761,000  Comcast Corp.,
1.950%,
01/15/2031 595,288
0.0
1,018,000  Comcast Corp.,
2.650%,
02/01/2030 860,390
0 .1
706,000  Comcast Corp.,
3.900%,
03/01/2038 577,241
0.0
636,000  Comcast Corp.,
5.350%,
11/15/2027 635,963
0.0
2,729,000  Comcast Corp.,
5.500%,
05/15/2064 2,485,938
0 .1
229,000  Corning, Inc., 5.450%,
11/15/2079 192,633
0.0
231,000  Discovery
Communications LLC,
4.875%,
04/01/2043 173,101
0.0
84,000  Discovery
Communications LLC,
5.300%,
05/15/2049 64,411
0.0
608,000
(5)
Meta Platforms, Inc.,
3.500%,
08/15/2027 573,691
0.0
2,321,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 1,838,839
0 .1
264,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 210,314
0.0
2,244,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 2,117,780
0 .1
1,082,000
(4)
NBN Co. Ltd., 1.450%,
05/05/2026 972,573
0 .1
550,000
(4)
NBN Co. Ltd., 1.625%,
01/08/2027 485,443
0.0
1,410,000
(4)
NBN Co. Ltd., 6.000%,
10/06/2033 1,415,330
0 .1
137,000  Orange SA, 9.000%,
03/01/2031 161,903
0.0
583,000
(5)
Paramount Global,
4.200%,
05/19/2032 463,736
0.0
535,000  Paramount Global,
4.375%,
03/15/2043 346,374
0.0
1,032,000
(5)
Paramount Global,
4.950%,
01/15/2031 886,610
0 .1
1,119,000  Paramount Global,
4.950%,
05/19/2050 758,712
0.0
191,000  Paramount Global,
5.250%,
04/01/2044 133,622
0.0
43,000  Paramount Global,
5.500%,
05/15/2033 36,911
0.0
1,125,000  Paramount Global,
5.850%,
09/01/2043 875,849
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
963,000  Sprint Capital Corp.,
6.875%,
11/15/2028 $ 995,137
0 .1
2,515,000  Sprint Capital Corp.,
8.750%,
03/15/2032 2,911,681
0 .1
1,000,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 782,903
0.0
2,000,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 1,658,454
0 .1
527,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 453,410
0.0
508,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 468,099
0.0
69,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 54,930
0.0
163,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 150,892
0.0
691,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 586,070
0.0
163,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 132,303
0.0
155,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 136,470
0.0
198,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 175,497
0.0
851,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 684,193
0.0
731,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 560,937
0.0
1,319,000  T-Mobile USA, Inc.,
5.050%,
07/15/2033 1,224,243
0 .1
1,193,000  T-Mobile USA, Inc.,
5.800%,
09/15/2062 1,089,618
0 .1
1,098,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 1,047,349
0 .1
507,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 382,263
0.0
503,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 400,769
0.0
279,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 197,930
0.0
1,363,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 1,182,808
0 .1
3,176,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 2,739,466
0 .1
83,000  Vodafone Group PLC,
5.125%,
06/19/2059 65,942
0.0
422,000  Vodafone Group PLC,
5.750%,
02/10/2063 370,491
0.0
45,520,521
2 .0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical : 1 .2%
107,021  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 $ 98,766
0.0
33,345  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 30,640
0.0
1,617,737  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 1,458,075
0 .1
97,621  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 87,526
0.0
1,525,881  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 1,361,735
0 .1
341,070  American Airlines
Pass Through Trust
2019-1, AA, 3.150%,
08/15/2033 292,923
0.0
872,000  American Honda
Finance Corp., 4.700%,
01/12/2028 847,855
0.0
888,000  American Honda
Finance Corp., GMTN,
5.125%,
07/07/2028 874,695
0.0
850,000
(4)
BMW US Capital LLC,
5.150%,
08/11/2033 809,781
0.0
631,248  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 554,352
0.0
176,307
(4)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 167,617
0.0
935,000  General Motors Co.,
6.125%,
10/01/2025 934,388
0 .1
985,000  General Motors
Financial Co., Inc.,
3.950%,
04/13/2024 971,973
0 .1
1,893,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 1,782,585
0 .1
387,000  General Motors
Financial Co., Inc.,
5.850%,
04/06/2030 370,944
0.0
925,000
(4)
Hyundai Capital
America, 5.680%,
06/26/2028 904,896
0.0
351,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 256,565
0.0
398,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 371,624
0.0
124,000  Lowe's Cos., Inc.,
5.800%,
09/15/2062 113,260
0.0
303,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 279,210
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
601,000  McDonald's Corp.,
5.450%,
08/14/2053 $ 565,882
0.0
710,250
(4)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 704,423
0.0
543,000
(5)
Target Corp., 4.800%,
01/15/2053 464,966
0.0
313,000  Toyota Motor Credit
Corp., MTN, 1.900%,
01/13/2027 280,795
0.0
1,150,000  Toyota Motor Credit
Corp., MTN, 4.550%,
09/20/2027 1,119,243
0 .1
734,046  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 728,643
0.0
202,139  United Airlines Pass
Through Trust 2016-2,
A, 3.100%,
04/07/2030 173,974
0.0
2,027,772  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 1,790,498
0 .1
28,863  United Airlines Pass
Through Trust 2018-1,
A, 3.700%,
09/01/2031 24,790
0.0
280,273  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 249,008
0.0
135,214  United Airlines Pass
Through Trust 2019-1,
AA, 4.150%,
02/25/2033 122,880
0.0
1,960,387  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 1,962,487
0 .1
1,065,000
(4)
Volkswagen Group of
America Finance LLC,
5.900%,
09/12/2033 1,030,170
0 .1
963,000  Walmart, Inc., 4.000%,
04/15/2030 905,191
0 .1
1,901,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 1,755,863
0 .1
984,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 761,560
0.0
1,805,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 1,342,264
0 .1
435,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 321,576
0.0
26,873,623
1 .2
Consumer, Non-cyclical : 4 .0%
1,663,000  AbbVie, Inc., 2.600%,
11/21/2024 1,603,811
0 .1
251,000  AbbVie, Inc., 3.200%,
05/14/2026 237,195
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
878,000  AbbVie, Inc., 4.050%,
11/21/2039 $ 718,744
0.0
1,257,000  AbbVie, Inc., 4.300%,
05/14/2036 1,103,706
0 .1
870,000  AbbVie, Inc., 4.500%,
05/14/2035 786,596
0 .1
292,000  AbbVie, Inc., 4.550%,
03/15/2035 265,717
0.0
567,000  AbbVie, Inc., 4.625%,
10/01/2042 478,057
0.0
220,000  Amgen, Inc., 2.200%,
02/21/2027 197,588
0.0
54,000  Amgen, Inc., 2.300%,
02/25/2031 43,308
0.0
178,000  Amgen, Inc., 2.450%,
02/21/2030 147,488
0.0
937,000  Amgen, Inc., 2.770%,
09/01/2053 523,067
0.0
347,000  Amgen, Inc., 3.150%,
02/21/2040 245,094
0.0
745,000  Amgen, Inc., 4.400%,
02/22/2062 552,611
0.0
146,000  Amgen, Inc., 5.250%,
03/02/2030 142,698
0.0
990,000  Amgen, Inc., 5.250%,
03/02/2033 946,837
0 .1
2,538,000  Amgen, Inc., 5.600%,
03/02/2043 2,361,113
0 .1
1,167,000  Amgen, Inc., 5.650%,
03/02/2053 1,093,042
0 .1
817,000  Amgen, Inc., 5.750%,
03/02/2063 754,366
0.0
749,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 653,258
0.0
1,260,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.450%,
01/23/2039 1,218,697
0 .1
37,000  BAT Capital Corp.,
3.557%,
08/15/2027 33,870
0.0
866,000  BAT Capital Corp.,
3.734%,
09/25/2040 581,454
0.0
221,000  BAT Capital Corp.,
4.390%,
08/15/2037 169,281
0.0
756,000  BAT Capital Corp.,
6.421%,
08/02/2033 735,415
0.0
810,000  BAT Capital Corp.,
7.079%,
08/02/2043 777,596
0 .1
1,129,000  BAT Capital Corp.,
7.081%,
08/02/2053 1,067,575
0 .1
1,132,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 1,097,968
0 .1
176,000  Bristol-Myers
Squibb Co., 3.200%,
06/15/2026 167,018
0.0
44,000  Bristol-Myers
Squibb Co., 3.400%,
07/26/2029 39,887
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
757,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 $ 631,789
0.0
161,000  Bristol-Myers
Squibb Co., 4.550%,
02/20/2048 134,508
0.0
94,000  Bristol-Myers
Squibb Co., 4.625%,
05/15/2044 80,520
0.0
796,000
(4)
Cargill, Inc., 1.700%,
02/02/2031 615,213
0.0
494,000
(4)
Cargill, Inc., 2.125%,
04/23/2030 404,682
0.0
1,008,000
(4)
Cargill, Inc., 2.125%,
11/10/2031 785,668
0 .1
374,000  Centene Corp., 2.450%,
07/15/2028 316,291
0.0
570,000  Centene Corp., 2.625%,
08/01/2031 437,283
0.0
8,214,000  Centene Corp., 3.000%,
10/15/2030 6,635,475
0 .3
2,195,000  Cigna Group, 3.250%,
04/15/2025 2,112,519
0 .1
2,101,000  Cigna Group, 4.800%,
08/15/2038 1,852,335
0 .1
321,000
(4)
CSL Finance PLC,
4.950%,
04/27/2062 267,152
0.0
952,000  CVS Health Corp.,
2.700%,
08/21/2040 600,856
0.0
1,075,000  CVS Health Corp.,
3.875%,
07/20/2025 1,039,090
0 .1
1,886,000  CVS Health Corp.,
4.125%,
04/01/2040 1,467,173
0 .1
2,000,000  CVS Health Corp.,
4.780%,
03/25/2038 1,723,294
0 .1
962,000  CVS Health Corp.,
5.050%,
03/25/2048 799,999
0 .1
215,000  CVS Health Corp.,
5.300%,
06/01/2033 203,778
0.0
703,000  CVS Health Corp.,
6.000%,
06/01/2063 646,273
0.0
45,361  CVS Pass-Through
Trust, 6.943%,
01/10/2030 45,426
0.0
378,000  Elevance Health, Inc.,
4.900%,
02/08/2026 370,897
0.0
721,000
(4)
ERAC USA Finance
LLC, 5.400%,
05/01/2053 666,823
0.0
612,000
(5)
Estee Lauder Cos., Inc.,
4.650%,
05/15/2033 571,188
0.0
932,000
(4)
Fresenius Medical Care
US Finance III, Inc.,
1.875%,
12/01/2026 813,220
0 .1
722,000  Gilead Sciences, Inc.,
5.550%,
10/15/2053 694,694
0.0
1,456,000  Global Payments, Inc.,
1.200%,
03/01/2026 1,299,249
0 .1
491,000  Global Payments, Inc.,
4.450%,
06/01/2028 455,552
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
471,000  Global Payments, Inc.,
5.950%,
08/15/2052 $ 422,994
0.0
345,000  HCA, Inc., 2.375%,
07/15/2031 264,300
0.0
440,000  HCA, Inc., 3.125%,
03/15/2027 399,946
0.0
130,000  HCA, Inc., 3.375%,
03/15/2029 113,963
0.0
326,000  HCA, Inc., 3.500%,
09/01/2030 275,924
0.0
670,000  HCA, Inc., 4.375%,
03/15/2042 513,227
0.0
1,604,000  HCA, Inc., 4.500%,
02/15/2027 1,531,841
0 .1
772,000  HCA, Inc., 5.250%,
04/15/2025 762,722
0.0
295,000  HCA, Inc., 5.250%,
06/15/2049 242,720
0.0
124,000  Hormel Foods Corp.,
3.050%,
06/03/2051 79,709
0.0
155,000  J M Smucker Co.,
2.750%,
09/15/2041 97,606
0.0
155,000  Johnson & Johnson,
2.100%,
09/01/2040 99,313
0.0
613,000  Johnson & Johnson,
3.625%,
03/03/2037 517,079
0.0
161,000  Johnson & Johnson,
5.850%,
07/15/2038 169,684
0.0
1,326,000
(4)
Kenvue, Inc., 4.900%,
03/22/2033 1,268,007
0 .1
551,000
(4)
Kenvue, Inc., 5.050%,
03/22/2028 544,047
0.0
419,000
(4)
Kenvue, Inc., 5.100%,
03/22/2043 387,178
0.0
1,016,000
(4)
Kenvue, Inc., 5.200%,
03/22/2063 917,567
0 .1
403,000  Kraft Heinz Foods Co.,
5.000%,
06/04/2042 349,354
0.0
400,000  Kraft Heinz Foods Co.,
5.200%,
07/15/2045 349,884
0.0
384,000
(4)
Mars, Inc., 2.375%,
07/16/2040 243,229
0.0
1,870,000
(4)
Mars, Inc., 3.875%,
04/01/2039 1,487,898
0 .1
644,000  McKesson Corp.,
5.250%,
02/15/2026 637,003
0.0
1,063,000  Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 990,880
0 .1
230,000  Merck & Co., Inc.,
4.500%,
05/17/2033 215,348
0.0
628,000  Merck & Co., Inc.,
4.900%,
05/17/2044 573,454
0.0
558,000  Merck & Co., Inc.,
5.000%,
05/17/2053 507,913
0.0
579,000  Merck & Co., Inc.,
5.150%,
05/17/2063 528,519
0.0
534,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 402,105
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
125,000  Mondelez International,
Inc., 2.625%,
03/17/2027 $ 113,846
0.0
1,145,000
(4)
Nestle Holdings, Inc.,
3.900%,
09/24/2038 974,992
0 .1
1,116,000
(4)
Nestle Holdings, Inc.,
4.125%,
10/01/2027 1,076,699
0 .1
380,000
(5)
PayPal Holdings, Inc.,
2.300%,
06/01/2030 310,853
0.0
50,000  PayPal Holdings, Inc.,
2.850%,
10/01/2029 43,385
0.0
2,243,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 1,993,255
0 .1
719,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 689,229
0.0
3,040,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 2,874,863
0 .1
160,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 147,031
0.0
1,116,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 1,037,759
0 .1
2,567,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 2,347,049
0 .1
1,539,000  Philip Morris
International, Inc.,
5.375%,
02/15/2033 1,459,782
0 .1
813,000  Reynolds American,
Inc., 5.850%,
08/15/2045 674,297
0.0
537,000  Royalty Pharma PLC,
1.200%,
09/02/2025 488,295
0.0
1,160,000
(5)
Royalty Pharma PLC,
1.750%,
09/02/2027 990,380
0 .1
1,286,000  Royalty Pharma PLC,
3.300%,
09/02/2040 842,993
0 .1
986,000  Royalty Pharma PLC,
3.350%,
09/02/2051 571,488
0.0
432,000  S&P Global, Inc.,
1.250%,
08/15/2030 330,122
0.0
1,131,000  S&P Global, Inc.,
2.700%,
03/01/2029 989,663
0 .1
494,000
(4)
S&P Global, Inc.,
5.250%,
09/15/2033 481,792
0.0
200,000  Takeda Pharmaceutical
Co. Ltd., 3.025%,
07/09/2040 138,964
0.0
420,000  Takeda Pharmaceutical
Co. Ltd., 5.000%,
11/26/2028 411,220
0.0
1,421,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 1,383,595
0 .1
1,071,000  Thermo Fisher
Scientific, Inc., 5.086%,
08/10/2033 1,035,994
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
571,000  Thermo Fisher
Scientific, Inc., 5.404%,
08/10/2043 $ 546,054
0.0
830,000
(4)
Triton Container
International Ltd.,
2.050%,
04/15/2026 741,684
0.0
657,000
(4)
Triton Container
International Ltd.,
3.150%,
06/15/2031 497,323
0.0
572,000  Unilever Capital Corp.,
5.000%,
12/08/2033 554,148
0.0
153,000  UnitedHealth Group,
Inc., 1.150%,
05/15/2026 137,688
0.0
774,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 526,510
0.0
379,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 267,613
0.0
158,000  UnitedHealth Group,
Inc., 3.250%,
05/15/2051 103,995
0.0
1,215,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 936,924
0 .1
518,000  UnitedHealth Group,
Inc., 3.750%,
10/15/2047 381,706
0.0
621,000  UnitedHealth Group,
Inc., 4.200%,
05/15/2032 567,000
0.0
61,000  UnitedHealth Group,
Inc., 4.450%,
12/15/2048 50,451
0.0
34,000  UnitedHealth Group,
Inc., 4.750%,
05/15/2052 29,011
0.0
375,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 335,814
0.0
631,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 564,016
0.0
635,000  UnitedHealth Group,
Inc., 5.875%,
02/15/2053 638,090
0.0
553,000  Viatris, Inc., 2.700%,
06/22/2030 432,631
0.0
1,100,000  Viatris, Inc., 3.850%,
06/22/2040 717,067
0.0
88,742,689
4 .0
Energy : 2 .1%
321,000  BP Capital Markets
America, Inc., 2.772%,
11/10/2050 189,328
0.0
1,012,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 618,970
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
177,000  BP Capital Markets
America, Inc., 3.000%,
02/24/2050 $ 110,521
0.0
174,000  BP Capital Markets
America, Inc., 3.937%,
09/21/2028 163,097
0.0
343,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 322,199
0.0
226,000  BP Capital Markets
PLC, 3.279%,
09/19/2027 209,984
0.0
752,000
(2)
BP Capital Markets
PLC, 4.875%,
12/31/2199 674,204
0.0
302,000
(4)
Cameron LNG LLC,
2.902%,
07/15/2031 250,017
0.0
37,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 32,845
0.0
874,000
(4)
Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 844,039
0 .1
647,000  ConocoPhillips Co.,
5.300%,
05/15/2053 595,076
0.0
1,129,000  ConocoPhillips Co.,
5.550%,
03/15/2054 1,073,904
0 .1
1,141,000  ConocoPhillips Co.,
5.700%,
09/15/2063 1,088,518
0 .1
3,934,000  Coterra Energy, Inc.,
3.900%,
05/15/2027 3,696,596
0 .2
33,000  Coterra Energy, Inc.,
4.375%,
03/15/2029 30,578
0.0
1,428,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 1,015,623
0 .1
207,000  Diamondback
Energy, Inc., 4.400%,
03/24/2051 152,831
0.0
98,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 98,109
0.0
254,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 242,561
0.0
881,000  Enbridge, Inc., 5.700%,
03/08/2033 844,513
0 .1
809,000
(2)(5)
Enbridge, Inc., 7.375%,
01/15/2083 771,356
0.0
798,000
(2)
Enbridge, Inc., 7.625%,
01/15/2083 763,971
0.0
221,000
(2)
Enbridge, Inc., 8.500%,
01/15/2084 219,401
0.0
979,000
(2)
Enbridge, Inc. 20-A,
5.750%,
07/15/2080 853,718
0 .1
582,000  Energy Transfer L.P.,
4.250%,
04/01/2024 576,844
0.0
154,000  Energy Transfer L.P.,
4.900%,
03/15/2035 135,661
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,625,000  Energy Transfer L.P.,
5.300%,
04/01/2044 $ 1,324,524
0 .1
1,936,000  Energy Transfer L.P.,
5.300%,
04/15/2047 1,575,163
0 .1
845,000  Energy Transfer L.P.,
5.350%,
05/15/2045 693,983
0.0
169,000  Energy Transfer L.P.,
5.400%,
10/01/2047 139,603
0.0
648,000  Energy Transfer L.P.,
5.750%,
02/15/2033 623,605
0.0
342,000  Energy Transfer L.P.,
6.000%,
06/15/2048 304,025
0.0
399,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 364,994
0.0
1,067,000  Energy Transfer L.P.
/ Regency Energy
Finance Corp., 4.500%,
11/01/2023 1,065,413
0 .1
1,385,000  Enterprise Products
Operating LLC, 3.750%,
02/15/2025 1,345,829
0 .1
1,200,000
(2)
Enterprise Products
Operating LLC D,
8.619%, (TSFR3M +
3.248%),
08/16/2077 1,187,427
0 .1
55,000  EQT Corp., 5.700%,
04/01/2028 53,958
0.0
826,000  Equinor ASA, 3.125%,
04/06/2030 731,456
0.0
304,000  Exxon Mobil Corp.,
2.275%,
08/16/2026 281,262
0.0
95,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 69,407
0.0
387,000  Exxon Mobil Corp.,
4.227%,
03/19/2040 329,994
0.0
1,000,000  Kinder Morgan Energy
Partners L.P., 4.250%,
09/01/2024 984,023
0 .1
426,000  Kinder Morgan Energy
Partners L.P., 5.000%,
08/15/2042 344,876
0.0
722,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 585,077
0.0
920,000  Kinder Morgan Energy
Partners L.P., 5.400%,
09/01/2044 775,959
0.0
548,000  Kinder Morgan, Inc.,
4.800%,
02/01/2033 494,396
0.0
752,000  Marathon Petroleum
Corp., 5.125%,
12/15/2026 740,354
0.0
234,000  Marathon Petroleum
Corp., 6.500%,
03/01/2041 231,767
0.0
88,000  MPLX L.P., 1.750%,
03/01/2026 79,821
0.0
1,100,000  MPLX L.P., 4.000%,
03/15/2028 1,018,198
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
611,000
(4)
Northern Natural
Gas Co., 3.400%,
10/16/2051 $ 382,443
0.0
221,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 218,045
0.0
365,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 359,078
0.0
468,000  Occidental Petroleum
Corp., 7.500%,
05/01/2031 497,188
0.0
134,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 143,608
0.0
908,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 846,546
0 .1
766,000  ONEOK, Inc., 5.850%,
01/15/2026 766,769
0.0
363,000  Ovintiv, Inc., 5.650%,
05/15/2028 355,306
0.0
388,000  Ovintiv, Inc., 6.250%,
07/15/2033 375,484
0.0
427,000  Ovintiv, Inc., 7.100%,
07/15/2053 423,812
0.0
164,000  Phillips 66, 0.900%,
02/15/2024 160,948
0.0
35,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.300%,
01/31/2043 24,952
0.0
1,779,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 1,727,982
0 .1
1,522,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 1,418,864
0 .1
906,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 879,368
0 .1
461,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 390,556
0.0
104,000  Shell International
Finance BV, 2.875%,
11/26/2041 70,689
0.0
170,000  Shell International
Finance BV, 3.000%,
11/26/2051 106,297
0.0
530,000  Targa Resources Corp.,
4.950%,
04/15/2052 408,345
0.0
538,000  Targa Resources Corp.,
6.250%,
07/01/2052 494,873
0.0
177,000  Targa Resources Corp.,
6.500%,
02/15/2053 169,219
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
138,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.000%,
01/15/2032 $ 116,274
0.0
863,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 773,960
0.0
361,000  TotalEnergies Capital
International SA,
2.986%,
06/29/2041 251,997
0.0
113,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 97,047
0.0
3,804,000  Williams Cos., Inc.,
4.000%,
09/15/2025 3,667,300
0 .2
247,000  Williams Cos., Inc.,
5.100%,
09/15/2045 207,836
0.0
46,254,364
2 .1
Financial : 9 .8%
600,000
(2)(4)
ABN AMRO Bank NV,
3.324%,
03/13/2037 442,085
0.0
130,000  Alexandria Real Estate
Equities, Inc., 3.550%,
03/15/2052 82,702
0.0
126,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 105,334
0.0
2,167,000  Alleghany Corp.,
3.250%,
08/15/2051 1,408,300
0 .1
476,000
(2)
American Express Co.,
4.990%,
05/01/2026 467,806
0.0
1,886,000
(2)
American Express Co.,
5.282%,
07/27/2029 1,839,323
0 .1
335,000  American Homes 4
Rent L.P., 2.375%,
07/15/2031 255,793
0.0
213,000  American Homes 4
Rent L.P., 3.375%,
07/15/2051 128,345
0.0
653,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 540,776
0.0
655,000  American International
Group, Inc., 3.400%,
06/30/2030 562,199
0.0
382,000  American International
Group, Inc., 3.900%,
04/01/2026 366,004
0.0
1,900,000  American International
Group, Inc., 5.125%,
03/27/2033 1,769,538
0 .1
248,000  American Tower Corp.,
2.700%,
04/15/2031 196,917
0.0
179,000  American Tower Corp.,
3.600%,
01/15/2028 162,595
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
537,000  American Tower Corp.,
3.650%,
03/15/2027 $ 497,962
0.0
93,000  American Tower Corp.,
4.400%,
02/15/2026 90,111
0.0
552,000  American Tower Corp.,
5.250%,
07/15/2028 533,583
0.0
1,186,000  American Tower Corp.,
5.550%,
07/15/2033 1,131,421
0 .1
729,000  American Tower Corp.,
5.650%,
03/15/2033 701,577
0.0
925,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 848,544
0.0
1,161,000  Assurant, Inc., 3.700%,
02/22/2030 977,868
0 .1
1,068,000
(4)
Aviation Capital
Group LLC, 1.950%,
09/20/2026 933,136
0 .1
863,000
(4)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 848,787
0.0
3,207,000
(4)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 2,709,618
0 .1
131,000
(4)
Avolon Holdings
Funding Ltd., 5.500%,
01/15/2026 126,876
0.0
1,000,000  Banco Santander SA,
2.746%,
05/28/2025 942,045
0 .1
4,955,000
(2)
Bank of America Corp.,
1.734%,
07/22/2027 4,392,252
0 .2
349,000
(2)
Bank of America Corp.,
2.299%,
07/21/2032 264,617
0.0
827,000
(2)
Bank of America Corp.,
2.482%,
09/21/2036 602,347
0.0
806,000
(2)
Bank of America Corp.,
2.572%,
10/20/2032 619,737
0.0
145,000
(2)
Bank of America Corp.,
2.592%,
04/29/2031 116,592
0.0
1,509,000
(2)
Bank of America Corp.,
2.687%,
04/22/2032 1,186,683
0 .1
3,839,000
(2)
Bank of America Corp.,
3.419%,
12/20/2028 3,445,159
0 .2
476,000
(2)
Bank of America Corp.,
3.705%,
04/24/2028 438,637
0.0
1,676,000
(2)
Bank of America Corp.,
3.846%,
03/08/2037 1,364,451
0 .1
1,046,000
(2)
Bank of America Corp.,
5.202%,
04/25/2029 1,008,082
0 .1
1,737,000
(2)
Bank of America Corp.,
5.288%,
04/25/2034 1,617,267
0 .1
8,638,000
(2)
Bank of America Corp.,
5.872%,
09/15/2034 8,410,850
0 .4
2,005,000
(2)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 1,831,974
0 .1
3,375,000
(2)
Bank of America
Corp., MTN, 1.530%,
12/06/2025 3,187,864
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,668,000
(2)
Bank of America
Corp., MTN, 1.843%,
02/04/2025 $ 1,640,825
0 .1
474,000
(2)
Bank of America
Corp., MTN, 1.898%,
07/23/2031 360,370
0.0
225,000
(2)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 211,788
0.0
1,538,000
(2)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 1,288,063
0 .1
1,139,000
(2)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 1,016,112
0 .1
420,000
(2)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 269,196
0.0
519,000
(2)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 409,456
0.0
1,072,000
(2)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 916,880
0 .1
1,133,000
(2)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 1,044,624
0 .1
482,000
(2)
Bank of America Corp.
N, 1.658%,
03/11/2027 432,581
0.0
945,000
(2)
Bank of America Corp.
N, 2.651%,
03/11/2032 744,202
0.0
3,025,000
(2)
Bank of America
Corp. RR, 4.375%,
12/31/2199 2,542,660
0 .1
2,472,000
(2)
Bank of Nova Scotia,
4.588%,
05/04/2037 2,062,006
0 .1
1,396,000
(4)
Banque Federative
du Credit Mutuel SA,
4.935%,
01/26/2026 1,359,287
0 .1
65,000  Berkshire Hathaway
Finance Corp., 4.400%,
05/15/2042 56,587
0.0
752,000  BlackRock, Inc.,
4.750%,
05/25/2033 706,326
0.0
563,000
(4)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 464,614
0.0
1,572,000
(4)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 1,147,752
0 .1
235,000
(4)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 190,773
0.0
907,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 900,405
0.0
955,000
(4)
BPCE SA, 5.700%,
10/22/2023 954,107
0 .1
1,385,000
(2)(4)
CaixaBank SA, 6.840%,
09/13/2034 1,358,453
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
290,000  Camden Property Trust,
2.800%,
05/15/2030 $ 245,907
0.0
1,060,000  Canadian Imperial Bank
of Commerce, 6.092%,
10/03/2033 1,053,534
0 .1
725,000
(2)
Capital One Financial
Corp., 1.878%,
11/02/2027 631,283
0.0
1,937,000
(2)
Capital One Financial
Corp., 3.273%,
03/01/2030 1,621,433
0 .1
926,000
(2)
Capital One Financial
Corp., 6.377%,
06/08/2034 874,644
0.0
618,000  CBRE Services, Inc.,
5.950%,
08/15/2034 583,649
0.0
1,184,000
(2)
Charles Schwab Corp.,
5.643%,
05/19/2029 1,160,218
0 .1
3,962,000
(2)
Charles Schwab Corp.,
6.136%,
08/24/2034 3,856,239
0 .2
570,000
(2)
Charles Schwab Corp.
H, 4.000%,
12/31/2199 402,888
0.0
561,000  CI Financial Corp.,
4.100%,
06/15/2051 325,213
0.0
701,000
(2)
Citizens Bank NA/
Providence RI, 4.575%,
08/09/2028 640,611
0.0
1,306,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 1,015,455
0 .1
2,152,000
(2)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 1,803,747
0 .1
745,000
(4)
Commonwealth Bank
of Australia, 3.743%,
09/12/2039 522,352
0.0
1,150,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 968,965
0 .1
919,000
(4)
Corebridge Financial,
Inc., 6.050%,
09/15/2033 894,039
0.0
1,784,000
(2)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 1,713,026
0 .1
738,000  Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 645,250
0.0
1,030,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 989,886
0 .1
617,000
(2)(4)
Credit Suisse
Group AG, 9.016%,
11/15/2033 713,002
0.0
344,000  Crown Castle, Inc.,
2.100%,
04/01/2031 262,706
0.0
225,000  Crown Castle, Inc.,
2.500%,
07/15/2031 175,687
0.0
445,000  Crown Castle, Inc.,
2.900%,
03/15/2027 403,989
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
395,000  Crown Castle, Inc.,
4.800%,
09/01/2028 $ 375,273
0.0
760,000  CubeSmart L.P.,
2.250%,
12/15/2028 636,315
0.0
242,000  CubeSmart L.P.,
2.500%,
02/15/2032 184,281
0.0
813,000
(2)(4)
Depository Trust &
Clearing Corp. D,
3.375%,
12/31/2199 604,008
0.0
778,000  Discover Financial
Services, 6.700%,
11/29/2032 752,621
0.0
264,000  Extra Space Storage
L.P., 2.400%,
10/15/2031 202,289
0.0
180,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 161,824
0.0
605,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 543,081
0.0
2,382,000
(2)
Fifth Third Bancorp,
6.339%,
07/27/2029 2,354,368
0 .1
2,891,000  First Horizon Bank,
5.750%,
05/01/2030 2,589,307
0 .1
244,000  Goldman Sachs Capital
I, 6.345%,
02/15/2034 240,011
0.0
24,000  Goldman Sachs
Group, Inc., 6.250%,
02/01/2041 24,236
0.0
507,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 498,946
0.0
3,208,000
(2)(4)
Hartford Financial
Services Group,
Inc. ICON, 7.751%,
(TSFR3M + 2.387%),
02/12/2067 2,731,179
0 .1
1,292,000  Healthpeak OP LLC,
5.250%,
12/15/2032 1,203,008
0 .1
1,070,000
(2)
HSBC Holdings PLC,
1.589%,
05/24/2027 943,843
0 .1
1,875,000
(2)
HSBC Holdings PLC,
2.206%,
08/17/2029 1,546,427
0 .1
1,331,000
(2)
HSBC Holdings PLC,
2.633%,
11/07/2025 1,275,830
0 .1
1,257,000
(2)
HSBC Holdings PLC,
2.999%,
03/10/2026 1,198,242
0 .1
561,000
(2)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 395,807
0.0
876,000
(2)
Huntington Bancshares,
Inc., 6.208%,
08/21/2029 857,436
0.0
290,000  Huntington National
Bank, 5.650%,
01/10/2030 273,493
0.0
1,585,000
(2)
ING Groep NV, 6.114%,
09/11/2034 1,540,682
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,135,000
(4)
Intact Financial Corp.,
5.459%,
09/22/2032 $ 1,076,885
0 .1
1,422,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 1,140,134
0 .1
1,059,000  Intercontinental
Exchange, Inc.,
2.650%,
09/15/2040 690,756
0.0
629,000  Intercontinental
Exchange, Inc.,
4.000%,
09/15/2027 595,352
0.0
112,000  Intercontinental
Exchange, Inc.,
4.250%,
09/21/2048 88,897
0.0
33,000  Intercontinental
Exchange, Inc.,
4.950%,
06/15/2052 28,724
0.0
752,000
(2)(4)
Intesa Sanpaolo SpA,
7.778%,
06/20/2054 678,816
0.0
610,000  Invitation Homes
Operating Parternship
L.P., 5.450%,
08/15/2030 581,400
0.0
311,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 290,611
0.0
389,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 288,168
0.0
2,145,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 1,796,304
0 .1
108,000  Invitation Homes
Operating Partnership
L.P., 2.700%,
01/15/2034 79,008
0.0
331,000
(5)
Invitation Homes
Operating Partnership
L.P., 4.150%,
04/15/2032 285,000
0.0
1,348,000
(2)
JPMorgan Chase & Co.,
0.969%,
06/23/2025 1,294,043
0 .1
1,777,000
(2)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 1,581,933
0 .1
984,000
(2)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 862,385
0.0
994,000
(2)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 887,320
0.0
1,976,000
(2)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 1,666,071
0 .1
533,000
(2)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 467,263
0.0
268,000
(2)
JPMorgan Chase & Co.,
2.301%,
10/15/2025 257,128
0.0
304,000
(2)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 289,515
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,843,000
(2)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 $ 2,580,404
0 .1
1,578,000
(2)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 1,432,179
0 .1
224,000
(2)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 214,187
0.0
459,000
(2)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 428,587
0.0
562,000  KeyBank NA/
Cleveland OH, 4.900%,
08/08/2032 452,748
0.0
615,000  KeyCorp, MTN, 2.550%,
10/01/2029 480,160
0.0
2,359,000
(2)
KeyCorp, MTN, 4.789%,
06/01/2033 1,967,747
0 .1
435,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 396,550
0.0
536,000
(4)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 337,208
0.0
317,000
(2)
Lloyds Banking
Group PLC, 2.438%,
02/05/2026 300,509
0.0
640,000
(2)
Lloyds Banking
Group PLC, 5.871%,
03/06/2029 626,191
0.0
2,704,000
(2)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 2,430,805
0 .1
1,224,000  Marsh & McLennan
Cos., Inc., 5.400%,
09/15/2033 1,192,454
0 .1
1,601,000  Marsh & McLennan
Cos., Inc., 5.700%,
09/15/2053 1,548,660
0 .1
176,000  Mid-America
Apartments L.P.,
3.600%,
06/01/2027 164,826
0.0
213,000
(2)
Morgan Stanley,
0.985%,
12/10/2026 190,082
0.0
1,617,000
(2)
Morgan Stanley,
1.593%,
05/04/2027 1,439,618
0 .1
1,074,000
(2)
Morgan Stanley,
2.188%,
04/28/2026 1,009,315
0 .1
519,000
(2)
Morgan Stanley,
2.475%,
01/21/2028 462,952
0.0
1,635,000
(2)
Morgan Stanley,
3.591%,
07/22/2028 1,492,536
0 .1
1,879,000
(2)
Morgan Stanley,
5.297%,
04/20/2037 1,675,342
0 .1
4,536,000
(2)
Morgan Stanley,
5.948%,
01/19/2038 4,243,008
0 .2
377,000
(2)
Morgan Stanley,
6.296%,
10/18/2028 380,028
0.0
1,539,000
(2)
Morgan Stanley,
6.342%,
10/18/2033 1,548,588
0 .1
620,000
(2)
Morgan Stanley, GMTN,
0.791%,
01/22/2025 608,071
0.0
2,728,000
(2)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 2,411,291
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
538,000  Morgan Stanley, GMTN,
3.875%,
01/27/2026 $ 514,545
0.0
295,000
(2)
Morgan Stanley, MTN,
1.928%,
04/28/2032 219,259
0.0
61,000
(2)
Morgan Stanley, MTN,
2.511%,
10/20/2032 46,697
0.0
642,000
(2)
Morgan Stanley, MTN,
2.720%,
07/22/2025 623,215
0.0
2,738,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 2,544,292
0 .1
1,343,000
(2)
Morgan Stanley, MTN,
5.164%,
04/20/2029 1,292,600
0 .1
3,799,000
(2)
Morgan Stanley, MTN,
5.250%,
04/21/2034 3,529,684
0 .2
3,662,000
(2)
Morgan Stanley, MTN,
5.424%,
07/21/2034 3,455,913
0 .2
1,064,000
(2)
NatWest Group PLC,
5.808%,
09/13/2029 1,032,909
0 .1
691,000
(2)
Northern Trust Corp.,
3.375%,
05/08/2032 610,339
0.0
797,000  Northern Trust Corp.,
6.125%,
11/02/2032 787,498
0.0
5,000,000  ORIX Corp., 3.250%,
12/04/2024 4,832,961
0 .2
4,240,000
(2)
PartnerRe Finance
B LLC, 4.500%,
10/01/2050 3,602,354
0 .2
295,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 192,444
0.0
538,000
(2)
PNC Financial Services
Group, Inc. U, 6.000%,
12/31/2199 473,108
0.0
2,906,000
(2)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 2,498,331
0 .1
405,000  Realty Income Corp.,
3.950%,
08/15/2027 380,100
0.0
3,437,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 2,565,445
0 .1
448,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 335,681
0.0
640,000
(2)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 557,408
0.0
1,337,000  Sixth Street Specialty
Lending, Inc., 6.950%,
08/14/2028 1,323,544
0 .1
1,390,000
(4)
Sumitomo Mitsui Trust
Bank Ltd., 5.550%,
09/14/2028 1,382,884
0 .1
889,000
(2)
Truist Financial Corp.,
6.321%, (TSFR3M +
0.912%),
03/15/2028 809,959
0.0
467,000
(2)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 413,976
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
876,000
(2)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 $ 743,750
0.0
7,375,000
(2)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 6,946,721
0 .3
683,000
(2)
Truist Financial Corp.
N, 4.800%,
12/31/2199 587,193
0.0
994,000
(2)
Truist Financial Corp.
Q, 5.100%,
12/31/2199 854,802
0.0
2,983,000  UBS AG, 5.125%,
05/15/2024 2,944,818
0 .1
1,794,000  UBS AG/London,
5.650%,
09/11/2028 1,764,994
0 .1
750,000
(2)(4)
UBS Group AG,
1.364%,
01/30/2027 666,654
0.0
525,000
(2)(4)
UBS Group AG,
4.375%,
12/31/2199 377,435
0.0
633,000
(2)(4)
UBS Group AG,
4.751%,
05/12/2028 598,355
0.0
391,000
(2)
UBS Group AG,
5.125%,
12/31/2199 348,723
0.0
1,441,000
(2)(4)
UBS Group AG,
6.301%,
09/22/2034 1,408,450
0 .1
2,392,000
(2)
US Bancorp, MTN,
4.967%,
07/22/2033 2,083,684
0 .1
163,000  Ventas Realty L.P.,
5.700%,
09/30/2043 140,682
0.0
539,000
(2)
Wells Fargo & Co.,
3.068%,
04/30/2041 362,457
0.0
3,199,000
(2)
Wells Fargo & Co.,
5.389%,
04/24/2034 2,991,989
0 .1
370,000
(2)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 349,404
0.0
409,000
(2)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 375,821
0.0
438,000
(2)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 425,515
0.0
245,000
(2)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 192,034
0.0
594,000
(2)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 499,676
0.0
4,461,000
(2)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 4,226,484
0 .2
434,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 423,748
0.0
533,000  Willis North America,
Inc., 5.050%,
09/15/2048 428,280
0.0
218,575,628
9 .8
Industrial : 1 .9%
736,000
(4)
AP Moller - Maersk A/S,
5.875%,
09/14/2033 715,592
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
593,000  Avnet, Inc., 5.500%,
06/01/2032 $ 545,972
0.0
689,000  Avnet, Inc., 6.250%,
03/15/2028 687,655
0.0
1,472,000  Berry Global, Inc.,
1.650%,
01/15/2027 1,266,803
0 .1
1,581,000  Boeing Co., 3.250%,
02/01/2028 1,426,855
0 .1
446,000  Boeing Co., 3.250%,
02/01/2035 343,251
0.0
340,000  Boeing Co., 3.625%,
02/01/2031 293,894
0.0
211,000  Boeing Co., 3.850%,
11/01/2048 144,358
0.0
768,000  Boeing Co., 4.875%,
05/01/2025 754,928
0.0
980,000  Boeing Co., 5.150%,
05/01/2030 936,694
0.0
283,000  Boeing Co., 5.705%,
05/01/2040 261,301
0.0
1,204,000  Boeing Co., 5.805%,
05/01/2050 1,091,270
0 .1
783,000  Boeing Co., 5.930%,
05/01/2060 704,031
0.0
1,498,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 1,127,951
0 .1
269,000  Burlington Northern
Santa Fe LLC, 4.400%,
03/15/2042 224,276
0.0
9,000  Burlington Northern
Santa Fe LLC, 4.450%,
03/15/2043 7,536
0.0
146,000  Burlington Northern
Santa Fe LLC, 5.150%,
09/01/2043 134,017
0.0
1,172,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 1,075,372
0 .1
1,408,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 1,384,507
0 .1
393,000  FedEx Corp., 4.550%,
04/01/2046 311,441
0.0
646,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 622,720
0.0
1,470,000  HEICO Corp., 5.250%,
08/01/2028 1,435,114
0 .1
2,323,000  John Deere Capital
Corp., MTN, 4.700%,
06/10/2030 2,234,975
0 .1
765,000  John Deere Capital
Corp., MTN, 4.750%,
01/20/2028 751,515
0.0
1,035,000  Lennox International,
Inc., 5.500%,
09/15/2028 1,016,283
0 .1
481,000  Lockheed Martin Corp.,
4.750%,
02/15/2034 455,602
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
912,000  Lockheed Martin Corp.,
5.200%,
02/15/2055 $ 848,540
0.0
290,000  Lockheed Martin Corp.,
5.900%,
11/15/2063 296,018
0.0
575,000
(5)
Mohawk Industries, Inc.,
5.850%,
09/18/2028 571,039
0.0
491,000  Nordson Corp., 5.600%,
09/15/2028 486,623
0.0
491,000  Nordson Corp., 5.800%,
09/15/2033 479,987
0.0
595,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 573,702
0.0
597,000  Norfolk Southern Corp.,
5.350%,
08/01/2054 545,991
0.0
992,000  Otis Worldwide Corp.,
5.250%,
08/16/2028 975,782
0 .1
1,295,000
(4)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 1,165,533
0 .1
1,661,000
(4)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 1,473,530
0 .1
2,021,000
(4)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 1,993,264
0 .1
1,671,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 1,407,904
0 .1
2,315,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 1,896,486
0 .1
17,000  Raytheon Technologies
Corp., 4.800%,
12/15/2043 14,211
0.0
500,000  Raytheon Technologies
Corp., 5.150%,
02/27/2033 473,726
0.0
1,073,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 1,045,219
0 .1
1,070,000
(4)
Sealed Air Corp.,
1.573%,
10/15/2026 932,074
0.0
1,833,000
(4)
SMBC Aviation Capital
Finance DAC, 5.700%,
07/25/2033 1,702,893
0 .1
2,250,000
(4)
TTX Co., 3.600%,
01/15/2025 2,186,119
0 .1
444,000  Union Pacific Corp.,
3.799%,
10/01/2051 327,860
0.0
286,000  Union Pacific Corp.,
3.839%,
03/20/2060 201,057
0.0
353,000
(4)
Veralto Corp., 5.450%,
09/18/2033 341,663
0.0
519,000  Waste Management,
Inc., 4.625%,
02/15/2030 496,041
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,435,000  Waste Management,
Inc., 4.875%,
02/15/2034 $ 1,358,894
0 .1
41,748,069
1 .9
Technology : 1 .7%
1,275,000  Activision Blizzard, Inc.,
2.500%,
09/15/2050 760,183
0.0
1,302,000
(5)
Advanced Micro
Devices, Inc., 3.924%,
06/01/2032 1,170,971
0 .1
1,934,000  Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 1,577,775
0 .1
246,000  Apple, Inc., 2.700%,
08/05/2051 149,978
0.0
885,000  Apple, Inc., 2.850%,
08/05/2061 523,226
0.0
2,242,000  Apple, Inc., 3.850%,
05/04/2043 1,815,775
0 .1
150,000  Apple, Inc., 3.850%,
08/04/2046 118,843
0.0
313,000  Apple, Inc., 4.100%,
08/08/2062 241,037
0.0
66,000  Apple, Inc., 4.375%,
05/13/2045 57,117
0.0
179,000  Apple, Inc., 4.650%,
02/23/2046 159,658
0.0
126,000
(4)
Broadcom, Inc.,
2.450%,
02/15/2031 98,539
0.0
2,225,000
(4)
Broadcom, Inc.,
3.187%,
11/15/2036 1,598,417
0 .1
3,768,000
(4)
Broadcom, Inc.,
4.926%,
05/15/2037 3,249,661
0 .2
1,051,000  Concentrix Corp.,
6.600%,
08/02/2028 1,014,832
0 .1
1,798,000  Concentrix Corp.,
6.850%,
08/02/2033 1,662,447
0 .1
522,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 524,124
0.0
1,202,000  Fiserv, Inc., 5.625%,
08/21/2033 1,165,122
0 .1
752,000  HP, Inc., 2.650%,
06/17/2031 588,017
0.0
472,000  Intel Corp., 2.800%,
08/12/2041 309,625
0.0
111,000  Intel Corp., 3.700%,
07/29/2025 107,490
0.0
43,000
(5)
Intel Corp., 5.200%,
02/10/2033 41,656
0.0
1,846,000  International Business
Machines Corp.,
3.500%,
05/15/2029 1,670,030
0 .1
132,000  International Business
Machines Corp.,
4.150%,
07/27/2027 126,049
0.0
1,942,000  Intuit, Inc., 5.125%,
09/15/2028 1,921,981
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,626,000  Intuit, Inc., 5.200%,
09/15/2033 $ 1,584,230
0 .1
2,112,000  Intuit, Inc., 5.500%,
09/15/2053 2,027,833
0 .1
796,000  KLA Corp., 5.250%,
07/15/2062 715,697
0.0
685,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 679,002
0.0
2,031,000  Microsoft Corp.,
2.921%,
03/17/2052 1,333,518
0 .1
511,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
11/30/2051 309,574
0.0
143,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 122,665
0.0
233,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 214,021
0.0
2,265,000  Oracle Corp., 2.300%,
03/25/2028 1,963,457
0 .1
197,000  Oracle Corp., 2.800%,
04/01/2027 178,949
0.0
170,000  Oracle Corp., 2.950%,
05/15/2025 162,559
0.0
404,000  Oracle Corp., 3.250%,
11/15/2027 368,339
0.0
998,000  Oracle Corp., 3.650%,
03/25/2041 712,684
0.0
1,261,000  Oracle Corp., 3.800%,
11/15/2037 962,642
0.0
148,000  Oracle Corp., 3.850%,
07/15/2036 117,098
0.0
170,000  Oracle Corp., 3.850%,
04/01/2060 108,193
0.0
215,000  Oracle Corp., 4.300%,
07/08/2034 185,016
0.0
804,000  Oracle Corp., 6.150%,
11/09/2029 816,585
0.0
241,000  Oracle Corp., 6.900%,
11/09/2052 248,506
0.0
1,750,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 1,776,779
0 .1
327,000  Texas Instruments, Inc.,
3.875%,
03/15/2039 270,441
0.0
438,000
(5)
Texas Instruments, Inc.,
4.900%,
03/14/2033 423,907
0.0
789,000  Texas Instruments, Inc.,
5.000%,
03/14/2053 715,624
0.0
1,907,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 1,692,786
0 .1
38,342,658
1 .7
Utilities : 4 .0%
1,198,000
(4)
AEP Texas, Inc.,
3.850%,
10/01/2025 1,146,458
0 .1
1,068,000  AES Corp., 1.375%,
01/15/2026 951,607
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,210,000  AES Corp., 2.450%,
01/15/2031 $ 931,589
0 .1
880,000
(4)
AES Corp., 3.950%,
07/15/2030 759,515
0.0
952,000  AES Corp., 5.450%,
06/01/2028 919,726
0 .1
135,000  Alabama Power Co.,
3.750%,
03/01/2045 98,159
0.0
139,000  Alabama Power Co. A,
4.300%,
07/15/2048 107,196
0.0
101,000
(4)
Alliant Energy
Finance LLC, 3.600%,
03/01/2032 83,631
0.0
794,000
(2)
American Electric
Power Co., Inc.,
3.875%,
02/15/2062 650,125
0.0
503,000
(4)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 398,095
0.0
1,377,000
(4)
American Transmission
Systems, Inc., 5.000%,
09/01/2044 1,177,665
0 .1
184,000  Appalachian Power Co.,
3.400%,
06/01/2025 176,522
0.0
256,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 195,063
0.0
167,000  Avangrid, Inc., 3.150%,
12/01/2024 161,075
0.0
323,000  Avangrid, Inc., 3.200%,
04/15/2025 308,923
0.0
833,000  Avangrid, Inc., 3.800%,
06/01/2029 741,054
0.0
583,000  Black Hills Corp.,
3.050%,
10/15/2029 493,499
0.0
1,800,000  Black Hills Corp.,
4.250%,
11/30/2023 1,794,285
0 .1
272,000  Black Hills Corp.,
4.350%,
05/01/2033 232,295
0.0
537,000
(2)
CMS Energy Corp.,
3.750%,
12/01/2050 404,656
0.0
1,363,000
(2)
CMS Energy Corp.,
4.750%,
06/01/2050 1,166,128
0 .1
156,000  Commonwealth
Edison Co., 5.900%,
03/15/2036 156,449
0.0
651,000  Connecticut Light and
Power Co., 5.250%,
01/15/2053 595,810
0.0
400,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 375,607
0.0
369,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 370,297
0.0
1,317,000  Consumers Energy Co.,
4.900%,
02/15/2029 1,288,453
0 .1
78,000
(2)
Dominion Energy, Inc.,
3.071%,
08/15/2024 75,960
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,164,000  Dominion Energy, Inc.,
5.375%,
11/15/2032 $ 1,112,597
0 .1
187,000
(2)
Dominion Energy, Inc.
C, 4.350%,
12/31/2199 162,393
0.0
405,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 332,295
0.0
131,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 94,340
0.0
1,189,000  Duke Energy Carolinas
LLC, 3.875%,
03/15/2046 867,694
0.0
940,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 722,213
0.0
72,000  Duke Energy Carolinas
LLC, 4.250%,
12/15/2041 57,745
0.0
1,009,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 924,575
0 .1
137,000  Duke Energy Carolinas
LLC, 6.450%,
10/15/2032 142,210
0.0
52,000  Duke Energy Corp.,
3.150%,
08/15/2027 47,421
0.0
360,000
(2)
Duke Energy Corp.,
4.875%,
12/31/2199 351,284
0.0
930,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 735,943
0.0
582,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 572,400
0.0
399,000  Duke Energy Indiana
LLC, 5.400%,
04/01/2053 365,754
0.0
231,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 160,932
0.0
121,000  Duke Energy Ohio, Inc.,
4.300%,
02/01/2049 93,471
0.0
240,000  Duke Energy Ohio, Inc.,
5.650%,
04/01/2053 226,918
0.0
479,000  Duke Energy Progress
LLC, 3.700%,
10/15/2046 334,080
0.0
199,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 154,640
0.0
186,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 143,886
0.0
1,248,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 956,388
0 .1
485,000
(4)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 377,612
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
262,000
(4)
Enel Finance America
LLC, 7.100%,
10/14/2027 $ 271,174
0.0
738,000  Entergy Arkansas LLC,
2.650%,
06/15/2051 412,379
0.0
245,000  Entergy Arkansas LLC,
3.350%,
06/15/2052 157,134
0.0
19,000  Entergy Arkansas LLC,
4.000%,
06/01/2028 17,891
0.0
446,000  Entergy Arkansas LLC,
4.200%,
04/01/2049 334,525
0.0
406,000
(5)
Entergy Arkansas LLC,
5.150%,
01/15/2033 390,211
0.0
1,626,000  Entergy Corp., 0.900%,
09/15/2025 1,477,281
0 .1
745,000  Entergy Corp., 2.400%,
06/15/2031 581,118
0.0
417,000  Entergy Corp., 2.800%,
06/15/2030 346,334
0.0
172,000  Entergy Louisiana LLC,
0.620%,
11/17/2023 170,904
0.0
8,000  Entergy Louisiana LLC,
3.250%,
04/01/2028 7,267
0.0
117,000  Entergy Louisiana LLC,
5.590%,
10/01/2024 116,761
0.0
72,000  Entergy Mississippi
LLC, 3.500%,
06/01/2051 47,411
0.0
940,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 884,544
0.0
301,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 288,520
0.0
1,088,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 698,074
0.0
1,017,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 955,835
0 .1
1,320,000  Eversource Energy,
2.900%,
03/01/2027 1,206,287
0 .1
398,000  Eversource Energy,
5.125%,
05/15/2033 370,501
0.0
797,000  Eversource Energy,
5.450%,
03/01/2028 788,342
0.0
1,364,000  Eversource Energy U,
1.400%,
08/15/2026 1,210,131
0 .1
357,000  Exelon Corp., 4.950%,
06/15/2035 321,094
0.0
1,279,000  Exelon Corp., 5.150%,
03/15/2028 1,256,019
0 .1
12,000  Florida Power &
Light Co., 2.875%,
12/04/2051 7,282
0.0
611,000  Florida Power &
Light Co., 4.625%,
05/15/2030 583,405
0.0
428,000  Florida Power &
Light Co., 4.800%,
05/15/2033 404,978
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
122,000  Florida Power &
Light Co., 5.400%,
09/01/2035 $ 115,854
0.0
74,000  Florida Power &
Light Co., 5.650%,
02/01/2037 72,882
0.0
523,000  Georgia Power Co.,
4.650%,
05/16/2028 504,941
0.0
1,505,000  Georgia Power Co. A,
2.200%,
09/15/2024 1,451,887
0 .1
121,000  Iberdrola International
BV, 5.810%,
03/15/2025 121,060
0.0
1,045,000  Idaho Power Co., MTN,
5.800%,
04/01/2054 1,003,171
0 .1
89,000  Indiana Michigan
Power Co., 3.850%,
05/15/2028 83,583
0.0
276,000  Indiana Michigan
Power Co., 5.625%,
04/01/2053 260,978
0.0
110,000  Indiana Michigan
Power Co., 6.050%,
03/15/2037 108,634
0.0
2,537,000  Interstate Power and
Light Co., 3.250%,
12/01/2024 2,458,904
0 .1
234,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 205,417
0.0
289,000
(4)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 226,565
0.0
2,802,000
(4)
Jersey Central Power
& Light Co., 4.300%,
01/15/2026 2,701,899
0 .1
382,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 373,675
0.0
382,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 374,605
0.0
662,000
(4)
Metropolitan Edison
Co., 4.000%,
04/15/2025 634,991
0.0
56,000  MidAmerican
Energy Co., 4.800%,
09/15/2043 47,877
0.0
894,000  MidAmerican
Energy Co., 5.850%,
09/15/2054 882,379
0.0
320,000  Mississippi Power Co.,
4.750%,
10/15/2041 250,833
0.0
2,816,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 2,182,614
0 .1
1,002,000
(4)
Monongahela
Power Co., 3.550%,
05/15/2027 927,968
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
998,000
(4)
Monongahela
Power Co., 5.850%,
02/15/2034 $ 980,631
0 .1
188,000
(4)
Narragansett Electric
Co., 3.395%,
04/09/2030 163,158
0.0
1,490,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 1,223,646
0 .1
749,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 596,646
0.0
126,000  National Rural Utilities
Cooperative Finance
Corp., 3.400%,
02/07/2028 116,084
0.0
159,000  National Rural Utilities
Cooperative Finance
Corp., 4.023%,
11/01/2032 140,277
0.0
275,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 245,151
0.0
355,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 338,313
0.0
636,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 635,781
0.0
658,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 7.125%,
09/15/2053 668,607
0.0
1,130,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 8.541%,
(TSFR3M + 3.172%),
04/30/2043 1,112,852
0 .1
375,000  Nevada Power Co.,
6.000%,
03/15/2054 366,664
0.0
385,000
(4)
New York State Electric
& Gas Corp., 3.250%,
12/01/2026 354,296
0.0
1,181,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 1,046,496
0 .1
1,215,000
(2)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 1,034,576
0 .1
963,000  NextEra Energy Capital
Holdings, Inc., 4.255%,
09/01/2024 947,769
0 .1
186,000  NextEra Energy Capital
Holdings, Inc., 4.450%,
06/20/2025 181,493
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,180,000  NextEra Energy Capital
Holdings, Inc., 6.051%,
03/01/2025 $ 1,182,207
0 .1
526,000  NSTAR Electric Co.,
1.950%,
08/15/2031 402,811
0.0
951,000  ONE Gas, Inc., 1.100%,
03/11/2024 931,280
0 .1
124,000  Pacific Gas and
Electric Co., 3.250%,
06/01/2031 98,659
0.0
809,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 548,729
0.0
716,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 512,584
0.0
405,000  PacifiCorp, 4.100%,
02/01/2042 296,097
0.0
1,341,000  PacifiCorp, 5.350%,
12/01/2053 1,116,104
0 .1
935,000  PacifiCorp, 5.500%,
05/15/2054 795,183
0.0
135,000  PECO Energy Co.,
2.850%,
09/15/2051 80,320
0.0
666,000  PECO Energy Co.,
4.900%,
06/15/2033 634,229
0.0
482,000
(4)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 473,211
0.0
149,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 134,604
0.0
219,000  Public Service Co. of
Oklahoma J, 2.200%,
08/15/2031 169,611
0.0
191,000  Public Service Co. of
Oklahoma K, 3.150%,
08/15/2051 115,787
0.0
860,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 840,824
0.0
683,000  Public Service Electric
and Gas Co., 5.450%,
08/01/2053 652,352
0.0
52,000  Public Service Electric
and Gas Co., MTN,
3.000%,
05/15/2027 48,183
0.0
1,478,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 1,147,241
0 .1
915,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 921,072
0 .1
959,000  San Diego Gas &
Electric Co., 4.950%,
08/15/2028 934,342
0 .1
1,860,000
(2)
Sempra Energy,
4.125%,
04/01/2052 1,507,639
0 .1
775,000  Sempra Energy,
5.500%,
08/01/2033 742,255
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,785,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 $ 1,354,224
0 .1
35,000  Southern California
Edison Co., 3.650%,
02/01/2050 23,693
0.0
139,000  Southern California
Edison Co., 4.000%,
04/01/2047 100,726
0.0
215,000  Southern California
Edison Co., 4.050%,
03/15/2042 161,525
0.0
780,000  Southern Co., 5.113%,
08/01/2027 764,974
0.0
1,481,000
(2)
Southern Co. 21-A,
3.750%,
09/15/2051 1,295,427
0 .1
1,744,000
(2)
Southern Co. B,
4.000%,
01/15/2051 1,617,529
0 .1
381,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 360,100
0.0
1,499,000  Southwestern Electric
Power Co. N, 1.650%,
03/15/2026 1,359,018
0 .1
580,000  Tampa Electric Co.,
4.350%,
05/15/2044 453,641
0.0
62,000  Union Electric Co.,
2.150%,
03/15/2032 47,598
0.0
521,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 474,960
0.0
573,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 538,893
0.0
423,000  Virginia Electric and
Power Co. A, 3.800%,
04/01/2028 394,761
0.0
1,683,000  WEC Energy Group,
Inc., 1.375%,
10/15/2027 1,427,405
0 .1
396,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 336,009
0.0
252,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 248,449
0.0
345,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 339,453
0.0
861,000  Wisconsin Electric
Power Co., 1.700%,
06/15/2028 733,656
0.0
127,000  Wisconsin Power and
Light Co., 3.000%,
07/01/2029 111,389
0.0
89,573,946
4 .0
Total Corporate Bonds/
Notes
(Cost $656,303,241)
604,497,815
27 .1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 14 .1%
675,369
(2)
Alternative Loan Trust
2005-53T2 2A6,
5.934%, (TSFR1M +
0.614%),
11/25/2035 $ 343,359
0.0
965,679  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 671,070
0.0
1,137,122  Alternative Loan
Trust 2005-6CB 1A3,
5.250%,
04/25/2035 938,348
0 .1
191,920
(2)(6)
Alternative Loan Trust
2005-J3 2A2, 10.196%,
(-1.000*TSFR1M +
4.886%),
05/25/2035 3,945
0.0
1,114,976  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 558,710
0.0
1,493,272
(2)
Alternative Loan
Trust 2007-23CB A3,
5.934%, (TSFR1M +
0.614%),
09/25/2037 598,687
0.0
68,627  Banc of America
Funding Trust 2007-
8 4A1, 6.000%,
08/25/2037 52,092
0.0
1,315,829
(2)(4)
Bayview MSR
Opportunity Master
Fund Trust 2022-2 AF,
5.000%, (SOFR30A +
0.850%),
12/25/2051 1,200,827
0 .1
301,333
(2)
Bear Stearns ALT-A
Trust 2005-10 22A1,
4.628%,
01/25/2036 277,945
0.0
205,367
(2)
Bear Stearns ALT-A
Trust 2005-4 23A1,
4.398%,
05/25/2035 192,891
0.0
736,825
(2)
Bear Stearns ALT-A
Trust 2006-6 31A1,
4.138%,
11/25/2036 414,580
0.0
829,636
(2)
Bear Stearns ALT-A
Trust 2006-6 32A1,
4.491%,
11/25/2036 427,513
0.0
1,905
(2)
Bear Stearns ARM Trust
2005-12 13A1, 4.766%,
02/25/2036 1,436
0.0
64,117
(2)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 4.710%,
01/26/2036 46,716
0.0
3,300,000
(2)(4)
Bellemeade RE Ltd.
2021-3A M1C, 6.865%,
(SOFR30A + 1.550%),
09/25/2031 3,257,251
0 .2
91,660
(2)
Chase Mortgage
Finance Trust Series
2005-A1 1A1, 3.873%,
12/25/2035 84,116
0.0
1,164,794
(2)
CHL Mortgage Pass-
Through Trust 2004-22
A3, 3.861%,
11/25/2034 1,043,997
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,402
(2)
CHL Mortgage Pass-
Through Trust 2004-
HYB9 1A1, 3.856%,
02/20/2035 $ 9,331
0.0
11,307
(2)
CHL Mortgage Pass-
Through Trust 2005-2
2A3, 6.114%, (TSFR1M
+ 0.794%),
03/25/2035 10,224
0.0
1,393,467
(2)(4)
CIM Trust 2020-J1 B3,
3.443%,
07/25/2050 1,075,683
0 .1
437,014  Citicorp Mortgage
Securities Trust Series
2007-1 1A1, 6.000%,
01/25/2037 374,774
0.0
17,688
(2)
Citigroup Mortgage
Loan Trust 2005-
3 2A2A, 5.282%,
08/25/2035 16,799
0.0
904,900  Citigroup Mortgage
Loan Trust 2005-
8 3A1, 5.500%,
09/25/2035 870,148
0.0
658,198
(2)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.510%,
09/25/2037 579,667
0.0
563,298
(2)(4)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 527,037
0.0
171,420  CitiMortgage Alternative
Loan Trust Series
2007-A2 1A5, 6.000%,
02/25/2037 148,498
0.0
449,389
(2)(4)
Connecticut Avenue
Securities Trust 2020-
R02 2M2, 7.429%,
(SOFR30A + 2.114%),
01/25/2040 450,855
0.0
800,000
(2)(4)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 9.079%,
(SOFR30A + 3.764%),
02/25/2040 834,700
0.0
8,600,000
(2)(4)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 8.465%,
(SOFR30A + 3.150%),
12/25/2041 8,660,009
0 .4
95,111
(2)
DSLA Mortgage Loan
Trust 2004-AR3 2A1,
5.726%,
07/19/2044 87,042
0.0
96,662
(2)(4)
Fannie Mae Connecticut
Avenue Securities
2019-R01 2M2,
7.879%, (SOFR30A +
2.564%),
07/25/2031 97,043
0.0
430,758
(2)(4)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1M2,
7.479%, (SOFR30A +
2.164%),
01/25/2040 432,524
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,700,000
(2)(4)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.429%, (SOFR30A +
3.114%),
01/25/2040 $ 2,705,805
0 .1
1,500,000
(2)(4)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1B1,
8.415%, (SOFR30A +
3.100%),
10/25/2041 1,504,779
0 .1
1,500,000
(2)(4)
Fannie Mae Connecticut
Avenue Securities
2021-R03 1B1,
8.065%, (SOFR30A +
2.750%),
12/25/2041 1,494,657
0 .1
1,000,000
(2)(4)
Fannie Mae Connecticut
Avenue Securities
2022-R08 1B1,
10.915%, (SOFR30A +
5.600%),
07/25/2042 1,082,981
0 .1
2,534,367
(6)
Fannie Mae Interest
Strip 409 C29,
5.000%,
04/25/2042 510,976
0.0
207,552
(6)
Fannie Mae Interest
Strip 418 10, 4.000%,
08/25/2043 32,638
0.0
197,866
(6)
Fannie Mae Interest
Strip 418 15, 3.500%,
08/25/2043 29,178
0.0
2,293,213
(6)
Fannie Mae Interest
Strip 421 C11, 6.500%,
05/25/2039 401,005
0.0
298
(2)
Fannie Mae REMIC
Trust 1994-77 FB,
6.929%, (SOFR30A +
1.614%),
04/25/2024 299
0.0
111,953  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 110,476
0.0
7,189
(2)
Fannie Mae REMIC
Trust 2002-21 FC,
6.329%, (SOFR30A +
1.014%),
04/25/2032 7,214
0.0
434,853
(6)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 78,380
0.0
16,750
(2)
Fannie Mae REMIC
Trust 2004-11 A,
5.522%, (SOFR30A +
0.234%),
03/25/2034 16,711
0.0
210,641  Fannie Mae REMIC
Trust 2005-120 ZU,
5.500%,
01/25/2036 207,324
0.0
1,846,311
(2)(6)
Fannie Mae REMIC
Trust 2005-
66 SY, 1.271%,
(-1.000*SOFR30A +
6.586%),
07/25/2035 133,576
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
120,612
(2)
Fannie Mae REMIC
Trust 2005-
74 DK, 2.282%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 $ 110,612
0.0
2,099,451
(2)(6)
Fannie Mae REMIC
Trust 2005-
92 SC, 1.251%,
(-1.000*SOFR30A +
6.566%),
10/25/2035 138,775
0.0
103,978  Fannie Mae REMIC
Trust 2006-103 EZ,
6.250%,
10/25/2036 103,170
0.0
429,306
(2)
Fannie Mae REMIC
Trust 2006-
104 ES, 6.303%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 513,752
0.0
2,165,950
(2)(6)
Fannie Mae REMIC
Trust 2006-
12 SD, 1.321%,
(-1.000*SOFR30A +
6.636%),
10/25/2035 108,965
0.0
2,774,861
(2)(6)
Fannie Mae REMIC
Trust 2006-
120 QD, 9.896%,
(-1.000*SOFR30A +
4.586%),
10/25/2036 37,678
0.0
1,243,011
(2)(6)
Fannie Mae REMIC
Trust 2006-
123 UI, 1.311%,
(-1.000*SOFR30A +
6.626%),
01/25/2037 95,746
0.0
1,391,456
(2)(6)
Fannie Mae REMIC
Trust 2006-
59 XS, 1.771%,
(-1.000*SOFR30A +
7.086%),
07/25/2036 102,162
0.0
144,625
(2)(6)
Fannie Mae REMIC
Trust 2006-
72 HS, 1.271%,
(-1.000*SOFR30A +
6.586%),
08/25/2026 2,329
0.0
1,524,789
(2)(6)
Fannie Mae REMIC
Trust 2007-
53 SX, 0.671%,
(-1.000*SOFR30A +
5.986%),
06/25/2037 92,347
0.0
336,336
(2)
Fannie Mae REMIC
Trust 2007-73 A1,
5.462%, (SOFR30A +
0.174%),
07/25/2037 326,238
0.0
199,449
(2)
Fannie Mae REMIC
Trust 2008-
20 SP, 1.926%,
(-1.000*SOFR30A +
15.214%),
03/25/2038 179,777
0.0
1,047,281  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 994,503
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,545,441
(2)(6)
Fannie Mae REMIC
Trust 2010-
102 SB, 1.171%,
(-1.000*SOFR30A +
6.486%),
09/25/2040 $ 298,377
0.0
3,976,756
(6)
Fannie Mae REMIC
Trust 2010-112 PI,
6.000%,
10/25/2040 848,957
0.0
1,147,639
(2)(6)
Fannie Mae REMIC
Trust 2010-
116 SE, 1.171%,
(-1.000*SOFR30A +
6.486%),
10/25/2040 80,971
0.0
3,145,463
(2)(6)
Fannie Mae REMIC
Trust 2010-
123 SL, 0.641%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 165,075
0.0
9,020,850
(2)(6)
Fannie Mae REMIC
Trust 2010-
139 SA, 0.601%,
(-1.000*SOFR30A +
5.916%),
12/25/2040 595,153
0.0
1,739,345
(2)(6)
Fannie Mae REMIC
Trust 2010-
55 AS, 0.991%,
(-1.000*SOFR30A +
6.306%),
06/25/2040 121,059
0.0
3,359,194  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 3,271,606
0 .2
342,800  Fannie Mae REMIC
Trust 2010-60 HJ,
5.500%,
05/25/2040 338,248
0.0
502,991  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 490,141
0.0
47,107  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 42,465
0.0
1,000,000  Fannie Mae REMIC
Trust 2011-128 KB,
4.500%,
12/25/2041 907,971
0 .1
1,243,421
(2)(6)
Fannie Mae REMIC
Trust 2011-
149 ES, 0.571%,
(-1.000*SOFR30A +
5.886%),
07/25/2041 28,963
0.0
1,089,396
(6)
Fannie Mae REMIC
Trust 2011-3 AI,
5.000%,
01/25/2041 105,227
0.0
1,406,393  Fannie Mae REMIC
Trust 2011-84 Z,
5.250%,
09/25/2041 1,369,695
0 .1
11,083,559  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 10,533,526
0 .5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
284,185
(2)(6)
Fannie Mae REMIC
Trust 2012-
10 US, 1.021%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 $ 25,585
0.0
63,993  Fannie Mae REMIC
Trust 2012-103 DA,
3.500%,
10/25/2041 62,326
0.0
643,277  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 556,633
0.0
4,166,083
(2)(6)
Fannie Mae REMIC
Trust 2012-
113 SG, 0.671%,
(-1.000*SOFR30A +
5.986%),
10/25/2042 345,018
0.0
2,882,046
(2)(6)
Fannie Mae REMIC
Trust 2012-
122 SB, 0.721%,
(-1.000*SOFR30A +
6.036%),
11/25/2042 247,624
0.0
1,121,553
(6)
Fannie Mae REMIC
Trust 2012-128 DI,
3.000%,
10/25/2032 66,506
0.0
765,285
(2)
Fannie Mae REMIC
Trust 2012-131
BS, 10.546%,
(-1.000*SOFR30A +
5.263%),
12/25/2042 440,497
0.0
10,182,959
(2)(6)
Fannie Mae REMIC
Trust 2012-
134 SF, 0.721%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 812,010
0.0
4,754,110
(2)(6)
Fannie Mae REMIC
Trust 2012-
137 SN, 0.671%,
(-1.000*SOFR30A +
5.986%),
12/25/2042 355,117
0.0
61,737
(2)(6)
Fannie Mae REMIC
Trust 2012-
15 SP, 1.191%,
(-1.000*SOFR30A +
6.506%),
06/25/2040 132
0.0
7,358,537
(2)(6)
Fannie Mae REMIC
Trust 2012-
19 S, 0.521%,
(-1.000*SOFR30A +
5.836%),
03/25/2042 540,819
0.0
3,434,219
(2)(6)
Fannie Mae REMIC
Trust 2012-
30 TS, 1.021%,
(-1.000*SOFR30A +
6.336%),
04/25/2042 313,344
0.0
738,195
(6)
Fannie Mae REMIC
Trust 2012-58 PI,
5.000%,
04/25/2042 106,188
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,041,193
(2)(6)
Fannie Mae REMIC
Trust 2013-
60 DS, 0.771%,
(-1.000*SOFR30A +
6.086%),
06/25/2033 $ 204,794
0.0
4,407,853
(2)(6)
Fannie Mae REMIC
Trust 2013-
9 DS, 0.721%,
(-1.000*SOFR30A +
6.036%),
02/25/2043 394,092
0.0
9,326,237
(2)(6)
Fannie Mae REMIC
Trust 2013-
9 SA, 0.721%,
(-1.000*SOFR30A +
6.036%),
03/25/2042 363,324
0.0
10,519,018
(6)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 2,137,081
0 .1
13,881,848
(6)
Fannie Mae REMIC
Trust 2016-2 IO,
5.500%,
02/25/2046 2,184,759
0 .1
3,517,069
(2)(6)
Fannie Mae REMIC
Trust 2016-
54 SD, 0.571%,
(-1.000*SOFR30A +
5.886%),
08/25/2046 289,573
0.0
5,665,441
(2)(6)
Fannie Mae REMIC
Trust 2016-
62 SC, 0.571%,
(-1.000*SOFR30A +
5.886%),
09/25/2046 496,536
0.0
13,101,203
(2)(6)
Fannie Mae REMIC
Trust 2016-
82 SD, 0.621%,
(-1.000*SOFR30A +
5.936%),
11/25/2046 840,797
0.0
21,785,385
(2)(6)
Fannie Mae REMIC
Trust 2016-
88 CS, 0.621%,
(-1.000*SOFR30A +
5.936%),
12/25/2046 1,369,076
0 .1
322,253  Fannie Mae REMIC
Trust 2016-88 EA,
3.500%,
01/25/2045 314,907
0.0
5,579,462
(2)(6)
Fannie Mae REMIC
Trust 2016-
93 SL, 1.221%,
(-1.000*SOFR30A +
6.536%),
12/25/2046 325,810
0.0
822,672  Fannie Mae REMIC
Trust 2016-97 PA,
3.000%,
12/25/2044 762,029
0.0
7,275,539
(6)
Fannie Mae REMIC
Trust 2017-23 IO,
6.000%,
04/25/2047 1,548,023
0 .1
1,073,208  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 917,490
0 .1
3,544,184  Fannie Mae REMIC
Trust 2018-11 BX,
4.000%,
12/25/2047 3,183,805
0 .2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
194,644  Fannie Mae REMIC
Trust 2018-27 EA,
3.000%,
05/25/2048 $ 167,050
0.0
3,235,595
(2)(6)
Fannie Mae REMIC
Trust 2018-
43 SE, 0.821%,
(-1.000*SOFR30A +
6.136%),
09/25/2038 200,494
0.0
501,173  Fannie Mae REMIC
Trust 2018-64 ET,
3.000%,
09/25/2048 433,888
0.0
5,768,401
(2)(6)
Fannie Mae REMIC
Trust 2019-
18 SA, 0.621%,
(-1.000*SOFR30A +
5.936%),
05/25/2049 363,823
0.0
4,850,137
(2)(6)
Fannie Mae REMIC
Trust 2019-
25 PS, 0.621%,
(-1.000*SOFR30A +
5.936%),
06/25/2049 406,817
0.0
13,843,797
(2)(6)
Fannie Mae REMIC
Trust 2019-
33 PS, 0.621%,
(-1.000*SOFR30A +
5.936%),
07/25/2049 1,199,220
0 .1
11,085,290
(6)
Fannie Mae REMIC
Trust 2020-71 TI,
3.000%,
10/25/2050 1,824,000
0 .1
9,496,261
(2)(6)
Fannie Mae REMIC
Trust 2020-
94 SC, 0.521%,
(-1.000*SOFR30A +
5.836%),
07/25/2050 828,222
0.0
12,509,008
(6)
Fannie Mae REMIC
Trust 2021-13 BI,
3.000%,
02/25/2050 2,119,752
0 .1
12,343,113
(6)
Fannie Mae REMIC
Trust 2021-17 KI,
4.500%,
04/25/2051 2,848,668
0 .1
17,515,300
(6)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 3,569,608
0 .2
766
(2)
FHLMC-GNMA 27
FC, 7.125%, (PRIME +
(1.375)%),
03/25/2024 760
0.0
103,912
(2)
First Horizon Alternative
Mortgage Securities
Trust 2005-AA1 1A1,
4.974%,
03/25/2035 62,268
0.0
54,192
(2)
First Horizon Asset
Securities, Inc. 2005-
AR6 4A1, 4.148%,
02/25/2036 50,579
0.0
18,723
(2)
First Horizon Mortgage
Pass-Through Trust
2005-AR3 2A1,
5.466%,
08/25/2035 13,109
0.0
1,272,698
(2)(4)
Flagstar Mortgage Trust
2018-1 B1, 3.941%,
03/25/2048 1,083,462
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,781,778
(2)(4)
Flagstar Mortgage Trust
2018-1 B3, 3.941%,
03/25/2048 $ 1,480,497
0 .1
1,586,664
(2)(4)
Flagstar Mortgage Trust
2018-2 B2, 4.009%,
04/25/2048 1,368,222
0 .1
81,756  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 81,540
0.0
76,979  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 76,496
0.0
44,203
(2)
Freddie Mac REMIC
Trust 2411 FJ, 5.778%,
(SOFR30A + 0.464%),
12/15/2029 43,851
0.0
53,617  Freddie Mac REMIC
Trust 2460 ZM,
6.000%,
06/15/2032 53,317
0.0
138,168  Freddie Mac REMIC
Trust 2541 NE,
5.500%,
12/15/2032 136,956
0.0
58,464  Freddie Mac REMIC
Trust 2576 KZ,
5.500%,
02/15/2033 57,899
0.0
117,445
(6)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 19,272
0.0
2,444,362
(2)(6)
Freddie Mac
REMIC Trust
2815 GS, 0.572%,
(-1.000*SOFR30A +
5.886%),
03/15/2034 122,728
0.0
176,319  Freddie Mac REMIC
Trust 2861 Z, 5.500%,
09/15/2034 172,862
0.0
504,160  Freddie Mac REMIC
Trust 2867 MZ,
5.000%,
10/15/2034 493,653
0.0
369,659  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 361,951
0.0
461,845  Freddie Mac REMIC
Trust 2931 ZY,
5.000%,
02/15/2035 452,217
0.0
2,852,912
(2)(6)
Freddie Mac REMIC
Trust 3045 DI, 1.302%,
(-1.000*SOFR30A +
6.616%),
10/15/2035 189,488
0.0
191,832
(2)
Freddie Mac
REMIC Trust
3065 DC, 3.577%,
(-1.000*SOFR30A +
19.517%),
03/15/2035 183,644
0.0
245,155
(2)(6)
Freddie Mac REMIC
Trust 3102 IS, 4.665%,
(-1.000*SOFR30A +
24.147%),
01/15/2036 41,856
0.0
1,551,297  Freddie Mac REMIC
Trust 3117 ZA,
5.500%,
02/15/2036 1,507,240
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
900,211
(2)(6)
Freddie Mac
REMIC Trust
3170 SA, 1.172%,
(-1.000*SOFR30A +
6.486%),
09/15/2033 $ 53,602
0.0
379,036
(2)(6)
Freddie Mac
REMIC Trust
3171 PS, 1.057%,
(-1.000*SOFR30A +
6.371%),
06/15/2036 18,747
0.0
4,333,842
(2)(6)
Freddie Mac REMIC
Trust 3284 CI, 0.692%,
(-1.000*SOFR30A +
6.006%),
03/15/2037 274,584
0.0
1,867,539
(2)(6)
Freddie Mac REMIC
Trust 3311 IC, 0.982%,
(-1.000*SOFR30A +
6.296%),
05/15/2037 142,802
0.0
707,845  Freddie Mac REMIC
Trust 3351 ZC,
5.500%,
07/15/2037 706,339
0.0
4,110,882
(2)(6)
Freddie Mac REMIC
Trust 3510 IC, 0.652%,
(-1.000*SOFR30A +
5.966%),
08/15/2037 260,844
0.0
169,079
(2)(6)
Freddie Mac REMIC
Trust 3524 LA,
5.085%,
03/15/2033 159,755
0.0
29,246
(2)
Freddie Mac REMIC
Trust 3556 NT,
8.528%, (SOFR30A +
3.214%),
03/15/2038 29,489
0.0
2,022,663
(2)(6)
Freddie Mac
REMIC Trust
3575 ST, 1.172%,
(-1.000*SOFR30A +
6.486%),
04/15/2039 178,282
0.0
3,390,489
(2)(6)
Freddie Mac
REMIC Trust
3589 SB, 0.772%,
(-1.000*SOFR30A +
6.086%),
10/15/2039 240,630
0.0
364,807
(6)
Freddie Mac REMIC
Trust 3632 IP, 5.000%,
02/15/2040 41,001
0.0
3,338,584  Freddie Mac REMIC
Trust 3639 ZN,
5.500%,
12/15/2034 3,292,673
0 .2
1,123,979  Freddie Mac REMIC
Trust 3662 ZB,
5.500%,
08/15/2036 1,127,937
0 .1
6,432,482
(2)(6)
Freddie Mac
REMIC Trust
3702 SB, 9.696%,
(-1.000*SOFR30A +
4.386%),
08/15/2040 166,595
0.0
579,078  Freddie Mac REMIC
Trust 3724 CM,
5.500%,
06/15/2037 575,414
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
644,596  Freddie Mac REMIC
Trust 3829 VZ,
4.000%,
03/15/2041 $ 598,463
0.0
2,258,531
(2)(6)
Freddie Mac
REMIC Trust
3856 KS, 1.122%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 182,602
0.0
887,328  Freddie Mac REMIC
Trust 3898 KD,
4.500%,
07/15/2041 842,806
0.0
390,294
(2)(6)
Freddie Mac
REMIC Trust
3925 SD, 0.622%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 8,001
0.0
1,199,897
(2)(6)
Freddie Mac
REMIC Trust
3925 SL, 0.622%,
(-1.000*SOFR30A +
5.936%),
01/15/2041 15,278
0.0
6,231,774
(2)(6)
Freddie Mac
REMIC Trust
3951 SN, 1.122%,
(-1.000*SOFR30A +
6.436%),
11/15/2041 565,659
0.0
357,094  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 343,065
0.0
905,952  Freddie Mac REMIC
Trust 4020 BY,
6.500%,
03/15/2042 935,739
0 .1
192,424
(2)(6)
Freddie Mac
REMIC Trust
4094 YS, 1.272%,
(-1.000*SOFR30A +
6.586%),
04/15/2040 478
0.0
3,461,381
(2)(6)
Freddie Mac
REMIC Trust 4102
MS, 1.172%,
(-1.000*SOFR30A +
6.486%),
09/15/2042 356,401
0.0
7,975,773
(2)(6)
Freddie Mac
REMIC Trust
4139 CS, 0.722%,
(-1.000*SOFR30A +
6.036%),
12/15/2042 712,063
0.0
4,400,452
(6)
Freddie Mac REMIC
Trust 4150 IO,
3.500%,
01/15/2043 656,548
0.0
432,541
(6)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 70,318
0.0
3,656,550  Freddie Mac REMIC
Trust 4203 BN,
3.000%,
04/15/2033 3,340,384
0 .2
19,665,284  Freddie Mac REMIC
Trust 4246 ZX,
4.500%,
04/15/2041 18,689,860
0 .8

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,194,641
(2)(6)
Freddie Mac
REMIC Trust
4313 SD, 0.722%,
(-1.000*SOFR30A +
6.036%),
03/15/2044 $ 252,837
0.0
6,410,745
(2)(6)
Freddie Mac
REMIC Trust
4313 SE, 0.722%,
(-1.000*SOFR30A +
6.036%),
03/15/2044 413,175
0.0
128,229
(6)
Freddie Mac REMIC
Trust 4323 IP, 4.500%,
08/15/2042 2,308
0.0
639,053
(6)
Freddie Mac REMIC
Trust 4332 PI, 5.000%,
12/15/2043 86,815
0.0
13,245,099  Freddie Mac REMIC
Trust 4335 XZ,
4.250%,
05/15/2044 12,093,065
0 .6
7,637,638  Freddie Mac REMIC
Trust 4335 ZX,
4.250%,
05/15/2044 6,976,199
0 .3
1,606,335
(2)(6)
Freddie Mac
REMIC Trust
4346 ST, 0.772%,
(-1.000*SOFR30A +
6.086%),
07/15/2039 36,297
0.0
8,089,065  Freddie Mac REMIC
Trust 4348 ZX,
4.250%,
06/15/2044 7,595,755
0 .3
2,027,943
(2)(6)
Freddie Mac
REMIC Trust
4386 LS, 0.672%,
(-1.000*SOFR30A +
5.986%),
09/15/2044 154,263
0.0
2,014,641
(6)
Freddie Mac REMIC
Trust 4465 MI,
5.000%,
03/15/2041 335,779
0.0
6,584,363
(2)(6)
Freddie Mac
REMIC Trust
4675 KS, 0.572%,
(-1.000*SOFR30A +
5.886%),
04/15/2047 550,810
0.0
3,965,693
(6)
Freddie Mac REMIC
Trust 4717 IB, 4.000%,
09/15/2047 709,680
0.0
1,777,580  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 1,289,250
0 .1
1,659,075  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 1,352,721
0 .1
16,248,116  Freddie Mac REMIC
Trust 4771 HZ,
3.500%,
03/15/2048 13,766,097
0 .6
752,096  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 676,888
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,363,086
(2)(6)
Freddie Mac
REMIC Trust
4892 ES, 0.721%,
(-1.000*SOFR30A +
6.036%),
07/25/2045 $ 439,802
0.0
15,510,452
(2)(6)
Freddie Mac
REMIC Trust
4901 BS, 0.671%,
(-1.000*SOFR30A +
5.986%),
07/25/2049 945,469
0 .1
2,426,145
(6)
Freddie Mac REMIC
Trust 4953 AI, 4.000%,
02/25/2050 466,520
0.0
5,217,189
(6)
Freddie Mac REMIC
Trust 4988 IJ, 4.500%,
12/15/2047 964,689
0 .1
11,869,751
(2)(6)
Freddie Mac
REMIC Trust
4995 SB, 0.671%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 1,104,963
0 .1
4,280,041
(6)
Freddie Mac REMIC
Trust 5015 EI, 4.500%,
09/25/2050 927,434
0 .1
52,837,492
(6)
Freddie Mac REMIC
Trust 5050 IM,
3.500%,
10/25/2050 9,733,749
0 .4
34,153,590
(6)
Freddie Mac REMIC
Trust 5072 IU, 2.500%,
02/25/2051 5,005,752
0 .2
28,052,058
(6)
Freddie Mac REMIC
Trust 5077 LI, 3.000%,
02/25/2051 4,228,362
0 .2
16,798,447
(6)
Freddie Mac REMIC
Trust 5118 LI, 3.000%,
06/25/2041 1,919,979
0 .1
13,286,469
(6)
Freddie Mac REMIC
Trust 5124 IQ,
3.500%,
07/25/2051 2,406,437
0 .1
22,745,988
(6)
Freddie Mac REMIC
Trust 5171 DI, 3.000%,
12/25/2051 3,975,564
0 .2
23,812,232
(6)
Freddie Mac REMIC
Trust 5211 IH, 3.500%,
04/25/2052 3,877,308
0 .2
2,000,000
(2)(4)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 8.715%,
(SOFR30A + 3.400%),
10/25/2041 2,026,271
0 .1
1,000,000
(2)(4)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 8.965%,
(SOFR30A + 3.650%),
11/25/2041 1,012,913
0 .1
2,550,000
(2)(4)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 7.415%,
(SOFR30A + 2.100%),
09/25/2041 2,504,178
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,400,000
(2)(4)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 7.665%,
(SOFR30A + 2.350%),
12/25/2041 $ 2,325,135
0 .1
2,500,000
(2)(4)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 7.815%,
(SOFR30A + 2.500%),
01/25/2042 2,449,553
0 .1
1,800,000
(2)(4)
Freddie Mac STACR
REMIC Trust 2022-
HQA1 M2, 10.565%,
(SOFR30A + 5.250%),
03/25/2042 1,899,514
0 .1
2,000,000
(2)(4)
Freddie Mac STACR
REMIC Trust 2022-
HQA2 M2, 11.315%,
(SOFR30A + 6.000%),
07/25/2042 2,175,634
0 .1
1,400,000
(2)(4)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 10.665%,
(SOFR30A + 5.350%),
08/25/2042 1,493,771
0 .1
4,252,241
(6)
Freddie Mac Strips 228
IO, 6.000%,
02/01/2035 752,587
0.0
4,899,055
(2)(6)
Freddie Mac Strips
311 S1, 0.522%,
(-1.000*SOFR30A +
5.836%),
08/15/2043 413,813
0.0
296,899
(2)(6)
Freddie Mac Strips
347 118, 4.500%,
02/15/2044 53,384
0.0
8,105,610
(2)(6)
Freddie Mac Strips
347 C29, 3.000%,
01/15/2044 1,144,108
0 .1
6,972,314
(2)(6)
Freddie Mac Strips
347 C30, 3.500%,
02/15/2044 1,128,274
0 .1
2,628,488
(2)(6)
Freddie Mac Strips
347 C31, 4.000%,
02/15/2044 436,342
0.0
6,352,234
(6)
Freddie Mac Strips 351
C1, 2.500%,
02/15/2031 326,394
0.0
4,421,930
(6)
Freddie Mac Strips
351 C11, 3.500%,
02/15/2031 341,454
0.0
5,755,955
(6)
Freddie Mac Strips
351 C12, 4.000%,
02/15/2031 504,390
0.0
4,197,585
(6)
Freddie Mac Strips
351 C13, 3.000%,
02/15/2031 280,452
0.0
6,773,272
(6)
Freddie Mac Strips 351
C2, 3.000%,
02/15/2031 432,948
0.0
5,594,723
(6)
Freddie Mac Strips 351
C7, 3.000%,
02/15/2031 353,951
0.0
6,167,343
(6)
Freddie Mac Strips 351
C8, 3.500%,
02/15/2031 480,908
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,839,983
(2)(4)
Freddie Mac Structured
Agency Credit Risk
Debt Notes 2021-DNA2
M2, 7.615%, (SOFR30A
+ 2.300%),
08/25/2033 $ 1,856,072
0 .1
1,527,828  Freddie Mac Structured
Pass-Through
Certificates T-54 2A,
6.500%,
02/25/2043 1,526,865
0 .1
1,451,375
(2)
Freddie Mac Structured
Pass-Through
Certificates T-62 1A1,
5.826%, (12MTA +
1.200%),
10/25/2044 1,309,315
0 .1
347,537
(2)(6)
Ginnie Mae 2005-
7 AH, 1.325%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 21,456
0.0
5,413,074
(2)(6)
Ginnie Mae 2007-
35 KY, 1.005%,
(-1.000*TSFR1M +
6.336%),
06/16/2037 401,723
0.0
183,042
(2)
Ginnie Mae 2007-
8 SP, 4.412%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 199,143
0.0
1,107,256
(2)(6)
Ginnie Mae 2008-
35 SN, 0.961%,
(-1.000*TSFR1M +
6.286%),
04/20/2038 69,171
0.0
554,972
(2)(6)
Ginnie Mae 2008-
40 PS, 1.055%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 32,820
0.0
4,652,573
(2)(6)
Ginnie Mae 2009-
106 SU, 0.761%,
(-1.000*TSFR1M +
6.086%),
05/20/2037 317,426
0.0
1,583,565
(2)(6)
Ginnie Mae 2009-
25 KS, 0.761%,
(-1.000*TSFR1M +
6.086%),
04/20/2039 120,849
0.0
764,067  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 745,561
0.0
823,434  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 794,463
0.0
8,091,132  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 7,927,152
0 .4
788,274
(6)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 62,919
0.0
888,401
(2)(6)
Ginnie Mae 2010-
116 NS, 1.205%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 51,492
0.0
3,002,846
(2)(6)
Ginnie Mae 2010-
116 SK, 1.181%,
(-1.000*TSFR1M +
6.506%),
08/20/2040 216,769
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,348,117
(2)(6)
Ginnie Mae 2010-
149 HS, 0.655%,
(-1.000*TSFR1M +
5.986%),
05/16/2040 $ 25,555
0.0
1,030,264
(2)(6)
Ginnie Mae 2010-
4 SP, 1.055%,
(-1.000*TSFR1M +
6.386%),
01/16/2039 21,191
0.0
1,469,859  Ginnie Mae 2010-59
ZA, 4.500%,
05/20/2040 1,415,253
0 .1
373,118
(6)
Ginnie Mae 2010-6 IA,
5.000%,
11/20/2039 18,864
0.0
1,015,274
(2)(6)
Ginnie Mae 2010-
68 MS, 0.411%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 66,145
0.0
2,453,723
(6)
Ginnie Mae 2010-9 JI,
5.000%,
01/20/2040 502,116
0.0
441,132
(6)
Ginnie Mae 2011-116
BI, 4.000%,
08/16/2026 10,588
0.0
13,932  Ginnie Mae 2011-
169 BC, 7.000%,
05/16/2032 14,046
0.0
2,442,287
(2)(6)
Ginnie Mae 2011-
80 KS, 1.231%,
(-1.000*TSFR1M +
6.556%),
06/20/2041 216,024
0.0
48,986
(6)
Ginnie Mae 2012-40
NI, 4.500%,
05/20/2040 3,250
0.0
4,815,122
(6)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 733,453
0.0
4,642,262
(6)
Ginnie Mae 2013-184
JI, 5.500%,
12/16/2043 1,001,759
0 .1
385,422  Ginnie Mae 2013-
26 GU, 1.500%,
04/20/2042 342,325
0.0
370,613  Ginnie Mae 2013-26
JC, 2.000%,
01/20/2043 322,528
0.0
161,133  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 137,483
0.0
119,018  Ginnie Mae 2013-8
BE, 1.750%,
11/20/2042 99,313
0.0
3,941,906  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 3,580,662
0 .2
4,101,845
(2)(6)
Ginnie Mae 2014-
3 SU, 0.611%,
(-1.000*TSFR1M +
5.936%),
07/20/2039 274,254
0.0
5,185,660
(2)(6)
Ginnie Mae 2014-
55 MS, 0.755%,
(-1.000*TSFR1M +
6.086%),
04/16/2044 368,959
0.0
3,843,572
(2)(6)
Ginnie Mae 2014-
56 SP, 0.755%,
(-1.000*TSFR1M +
6.086%),
12/16/2039 210,919
0.0
4,754,203
(2)(6)
Ginnie Mae 2014-
58 CS, 0.155%,
(-1.000*TSFR1M +
5.486%),
04/16/2044 190,076
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,100,855
(6)
Ginnie Mae 2014-79
BI, 6.000%,
05/16/2044 $ 1,100,257
0 .1
2,325,634
(2)(6)
Ginnie Mae 2014-
99 S, 0.161%,
(-1.000*TSFR1M +
5.486%),
06/20/2044 152,253
0.0
1,131,083  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 1,001,048
0 .1
1,299,016  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 1,170,844
0 .1
25,818,738
(2)(6)
Ginnie Mae 2019-
143 SC, 0.611%,
(-1.000*TSFR1M +
5.936%),
04/20/2046 2,233,520
0 .1
26,358,751
(6)
Ginnie Mae 2021-228
IG, 3.000%,
12/20/2051 4,031,610
0 .2
11,882,269
(6)
Ginnie Mae 2021-87
ID, 2.500%,
05/20/2051 1,600,935
0 .1
166,994
(2)(4)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 152,371
0.0
983,533
(2)(4)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 958,373
0 .1
1,331  GSR Mortgage Loan
Trust 2003-2F 3A1,
6.000%,
03/25/2032 1,245
0.0
32,965
(2)
HarborView Mortgage
Loan Trust 2005-
2 2A1A, 5.882%,
(TSFR1M + 0.554%),
05/19/2035 30,173
0.0
82,615
(2)
HomeBanc Mortgage
Trust 2004-1 2A,
6.294%, (TSFR1M +
0.974%),
08/25/2029 78,739
0.0
1,518,787
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
5.854%, (TSFR1M +
0.534%),
02/25/2046 1,099,842
0 .1
3,608
(2)
JP Morgan Mortgage
Trust 2005-A1 6T1,
4.246%,
02/25/2035 3,295
0.0
37,494
(2)
JP Morgan Mortgage
Trust 2007-A1 5A5,
4.190%,
07/25/2035 36,517
0.0
943,520
(2)(4)
JP Morgan Mortgage
Trust 2017-6 B3,
3.777%,
12/25/2048 803,646
0.0
1,456,096
(2)(4)
JP Morgan Mortgage
Trust 2018-1 B1,
3.610%,
06/25/2048 1,213,072
0 .1
1,456,026
(2)(4)
JP Morgan Mortgage
Trust 2018-1 B2,
3.610%,
06/25/2048 1,193,896
0 .1
1,800,578
(2)(4)
JP Morgan Mortgage
Trust 2018-1 B3,
3.610%,
06/25/2048 1,476,164
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,842,001
(2)(4)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.408%,
03/25/2050 $ 1,479,056
0 .1
1,730
(2)(4)
JP Morgan Mortgage
Trust 2019-LTV2 A18,
4.000%,
12/25/2049 1,722
0.0
1,336,195
(2)(4)
JP Morgan Mortgage
Trust 2020-8 B2,
3.504%,
03/25/2051 1,041,810
0 .1
1,773,596
(2)(4)
JP Morgan Mortgage
Trust 2020-8 B3,
3.504%,
03/25/2051 1,377,837
0 .1
6,487,157
(2)(6)
Lehman Mortgage Trust
2006-9 2A5, 1.186%,
(-1.000*TSFR1M +
6.506%),
01/25/2037 487,843
0.0
27,223
(2)
Merrill Lynch Mortgage
Investors Trust MLMI
Series 2003-A3 1A,
4.599%,
05/25/2033 25,890
0.0
10,996
(2)
Merrill Lynch Mortgage
Investors Trust Series
MLCC 2005-3 5A,
5.934%, (TSFR1M +
0.614%),
11/25/2035 10,255
0.0
2,000,000
(2)
Morgan Stanley
Mortgage Loan Trust
2005-5AR 1B1,
7.234%, (TSFR1M +
1.914%),
09/25/2035 1,943,550
0 .1
1,192,368
(2)(4)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 1,123,602
0 .1
11,180
(2)(4)
Nomura Asset
Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A A,
7.000%,
02/19/2030 10,710
0.0
2,900,000
(2)(4)
Oaktown Re VII Ltd.
2021-2 M1C, 8.665%,
(SOFR30A + 3.350%),
04/25/2034 2,917,068
0 .1
977,005,163
(4)(6)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 3,119,529
0 .1
327,769  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 269,112
0.0
1,136  RFMSI Series Trust
2003-S9 A1, 6.500%,
03/25/2032 1,088
0.0
1,463,929  Seasoned Credit Risk
Transfer Trust 2017-
4 M45T, 4.500%,
06/25/2057 1,389,186
0 .1
632,277  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 518,294
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
844,278  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 $ 686,680
0.0
666,101  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 541,362
0.0
677,125  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 555,423
0.0
863,754  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 707,918
0.0
176,866  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 145,020
0.0
21,502
(2)
Sequoia Mortgage Trust
2003-4 2A1, 6.139%,
(US0001M + 0.700%),
07/20/2033 19,492
0.0
10,716
(2)
Sequoia Mortgage Trust
2005-4 2A1, 5.424%,
04/20/2035 10,538
0.0
586,398
(2)(4)
Sequoia Mortgage Trust
2015-2 B3, 3.764%,
05/25/2045 482,106
0.0
774,636
(2)(4)
Sequoia Mortgage Trust
2015-3 B3, 3.726%,
07/25/2045 522,348
0.0
99,512
(2)(4)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 89,328
0.0
1,937,586
(2)(4)
Sequoia Mortgage Trust
2020-3 B3, 3.324%,
04/25/2050 1,477,610
0 .1
698,000
(2)(4)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 570,763
0.0
438,690
(2)
Structured Adjustable
Rate Mortgage Loan
Trust 2005-7 4A,
5.714%,
04/25/2035 398,033
0.0
25,536
(2)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
17 3A1, 4.669%,
08/25/2035 21,863
0.0
79,566
(2)
Structured Asset
Mortgage Investments
II Trust 2005-AR5 A2,
5.942%, (TSFR1M +
0.614%),
07/19/2035 75,819
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
47,968
(2)
Structured Asset
Mortgage Investments
II Trust 2005-AR5 A3,
5.942%, (TSFR1M +
0.614%),
07/19/2035 $ 43,122
0.0
110,468
(2)
Thornburg Mortgage
Securities Trust 2006-5
A1, 4.830%,
10/25/2046 102,372
0.0
6,500,000
(2)(4)
Triangle Re Ltd.
2021-3 M1B, 8.215%,
(SOFR30A + 2.900%),
02/25/2034 6,528,852
0 .3
1,320,745
(2)(4)
Verus Securitization
Trust 2021-4 A1,
0.938%,
07/25/2066 1,002,599
0 .1
3,243
(2)
WaMu Mortgage Pass-
Through Certificates
2002-AR2 A, 4.140%,
(ECOFC + 1.250%),
02/27/2034 3,027
0.0
11,051
(2)
WaMu Mortgage Pass-
Through Certificates
2002-AR9 1A, 6.026%,
(12MTA + 1.400%),
08/25/2042 10,341
0.0
16,726
(2)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 A1A,
6.074%, (TSFR1M +
0.754%),
01/25/2045 15,638
0.0
30,089,973
(2)(6)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 1.410%,
08/25/2045 26,679
0.0
398,815
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
3.946%,
10/25/2036 356,503
0.0
369,941
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.523%,
10/25/2036 327,620
0.0
683,160
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
3.444%,
12/25/2036 586,538
0.0
198,910
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR7 3A, 5.674%,
(12MTA + 1.048%),
07/25/2046 161,201
0.0
1,367,824
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.435%,
08/25/2046 1,199,864
0 .1
1,218,863
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY7 2A2,
3.770%,
07/25/2037 1,013,406
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
756,443
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 6.414%,
(TSFR1M + 1.094%),
10/25/2045 $ 701,898
0.0
1,160,638
(2)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR10 A1,
5.534%, (TSFR1M +
0.314%),
12/25/2036 569,842
0.0
130,415  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 112,329
0.0
706,630
(2)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 5.864%, (TSFR1M
+ 0.544%),
06/25/2037 567,805
0.0
49,316
(2)
Wells Fargo Mortgage
Backed Securities
Trust 2005-AR7 1A1,
4.667%,
05/25/2035 49,854
0.0
138,389
(2)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
4.770%,
04/25/2036 129,092
0.0
549,383
(2)(4)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.752%,
08/20/2045 477,486
0.0
Total Collateralized
Mortgage Obligations
(Cost $374,616,273)
314,789,590
14 .1
ASSET-BACKED SECURITIES : 8 .3%
Automobile Asset-Backed Securities : 0.0%
350,000
(4)
GLS Auto Receivables
Issuer Trust 2021-4A
C, 1.940%,
10/15/2027 334,191
0.0
Home Equity Asset-Backed Securities : 0 .1%
1,062,466
(2)(4)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 813,070
0 .1
276,454
(2)
Morgan Stanley ABS
Capital I, Inc. Trust
2005-NC2 M4, 6.349%,
(TSFR1M + 1.029%),
03/25/2035 274,402
0.0
42,419
(2)
Renaissance Home
Equity Loan Trust
2003-2 A, 3.925%,
(TSFR1M + 0.994%),
08/25/2033 37,922
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
652,566
(2)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 $ 638,439
0.0
1,763,833
0 .1
Other Asset-Backed Securities : 7 .4%
2,000,000
(2)(4)
AGL CLO 12 Ltd.
2021-12A C, 7.438%,
(TSFR3M + 2.112%),
07/20/2034 1,950,864
0 .1
2,376,629
(2)(4)(6)(7)
American Homes 4
Rent Trust 2015-
SFR1 XS, 3.232%,
04/17/2052 —
—
650,000
(2)(4)
AMMC CLO 16 Ltd.
2015-16A CR2,
7.523%, (TSFR3M +
2.212%),
04/14/2029 650,909
0.0
5,000,000
(2)(4)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 6.797%, (TSFR1M +
1.464%),
11/15/2036 4,968,031
0 .2
3,470,000
(2)(4)
Barings CLO Ltd.
2017-1A A2, 6.922%,
(TSFR3M + 1.612%),
07/18/2029 3,447,879
0 .2
4,393,000
(2)(4)
Barings CLO Ltd.
2018-3A A2, 6.888%,
(TSFR3M + 1.562%),
07/20/2029 4,391,880
0 .2
767,917
(4)
Beacon Container
Finance II LLC 2021-1A
A, 2.250%,
10/22/2046 656,100
0.0
382,805
(2)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
5.011%,
10/25/2036 376,900
0.0
2,250,000
(2)(4)
Benefit Street Partners
CLO IV Ltd. 2014-
IVA BRRR, 7.738%,
(TSFR3M + 2.412%),
01/20/2032 2,220,095
0 .1
1,950,000
(2)(4)
Benefit Street Partners
CLO XVIII Ltd. 2019-
18A A2R, 7.020%,
(TSFR3M + 1.712%),
10/15/2034 1,907,307
0 .1
1,450,000
(2)(4)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.570%, (TSFR3M +
2.262%),
04/15/2034 1,420,607
0 .1
5,000,000
(2)(4)
BlueMountain CLO
XXXI Ltd. 2021-31A C,
7.582%, (TSFR3M +
2.262%),
04/19/2034 4,887,025
0 .2
2,314,750
(4)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 2,122,956
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,490,000
(2)(4)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
6.758%, (TSFR3M +
1.432%),
07/20/2034 $ 3,454,440
0 .2
3,000,000
(2)(4)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
7.588%, (TSFR3M +
2.262%),
07/20/2034 2,875,218
0 .1
1,750,000
(2)(4)
California Street CLO
IX L.P. 2012-9A CR3,
8.070%, (TSFR3M +
2.762%),
07/16/2032 1,708,063
0 .1
2,400,000
(2)(4)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A2R2,
6.700%, (TSFR3M +
1.392%),
04/17/2031 2,364,442
0 .1
5,500,000
(2)(4)
Carlyle Global Market
Strategies CLO Ltd.
2016-1A BR2, 7.638%,
(TSFR3M + 2.312%),
04/20/2034 5,406,027
0 .2
3,250,000
(2)(4)
Cedar Funding IV CLO
Ltd. 2014-4A CRR,
7.607%, (TSFR3M +
2.262%),
07/23/2034 3,180,229
0 .1
3,000,000
(2)(4)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
7.020%, (TSFR3M +
1.712%),
10/17/2034 2,961,312
0 .1
33,708
(2)
Chase Funding Trust
Series 2002-4 2A1,
6.174%, (TSFR1M +
0.854%),
10/25/2032 32,550
0.0
106,708
(2)
Chase Funding Trust
Series 2003-5 2A2,
6.034%, (TSFR1M +
0.714%),
07/25/2033 102,129
0.0
986,853
(4)
CLI Funding VIII LLC
2022-1A A, 2.720%,
01/18/2047 837,579
0.0
912,000
(4)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 826,500
0.0
480,000
(4)
DB Master Finance LLC
2019-1A A2II, 4.021%,
05/20/2049 450,244
0.0
289,500
(4)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 251,191
0.0
1,337,000
(4)
DRIVEN BRANDS
FUNDING LLC 2019-
1A A2, 4.641%,
04/20/2049 1,264,450
0 .1
3,634,650
(4)
Five Guys Funding LLC
2017-1A A2, 4.600%,
07/25/2047 3,577,171
0 .2
7,500,000
(2)(4)
FS Rialto 2021-FL3 A,
6.695%, (TSFR1M +
1.364%),
11/16/2036 7,386,558
0 .3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
98,669
(2)
GSAMP Trust 2007-
FM1 A2A, 5.504%,
(TSFR1M + 0.184%),
12/25/2036 $ 47,882
0.0
795,794
(4)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 707,923
0.0
500,000
(2)(4)
HGI CRE CLO Ltd.
2022-FL3 A, 7.013%,
(SOFR30A + 1.700%),
04/20/2037 497,646
0.0
10,000,000
(2)(4)
LCM 26 Ltd. 26A A2,
6.838%, (TSFR3M +
1.512%),
01/20/2031 9,789,230
0 .4
2,450,000
(2)(4)
LCM 30 Ltd. 30A CR,
7.588%, (TSFR3M +
2.262%),
04/20/2031 2,336,261
0 .1
58,753
(2)
Long Beach Mortgage
Loan Trust 2004-4
1A1, 5.994%, (TSFR1M
+ 0.674%),
10/25/2034 55,349
0.0
2,090,000
(2)(4)
Madison Park Funding
XLVIII Ltd. 2021-48A
C, 7.582%, (TSFR3M +
2.262%),
04/19/2033 2,062,989
0 .1
1,650,000
(2)(4)
Madison Park Funding
XXI Ltd. 2016-21A
ABRR, 6.970%,
(TSFR3M + 1.662%),
10/15/2032 1,632,434
0 .1
3,532,000
(2)(4)
MF1 Ltd. 2021-FL7
AS, 6.895%, (TSFR1M
+ 1.564%),
10/16/2036 3,433,875
0 .2
2,500,000
(2)(4)
MF1 Ltd. 2022-FL8 A,
6.677%, (TSFR1M +
1.350%),
02/19/2037 2,471,648
0 .1
1,197,666
(4)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 1,078,280
0 .1
366,562
(4)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 320,010
0.0
1,400,002
(4)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 1,255,284
0 .1
5,050,000
(2)(4)
OCP CLO Ltd. 2021-
21A C, 7.488%,
(TSFR3M + 2.162%),
07/20/2034 4,921,927
0 .2
4,000,000
(2)(4)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 6.932%,
(TSFR3M + 1.612%),
07/19/2030 3,957,712
0 .2
1,500,000
(2)(4)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.472%, (TSFR3M +
2.162%),
01/18/2034 1,491,493
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,800,000
(2)(4)
OHA Credit Funding
9 Ltd. 2021-9A C,
7.482%, (TSFR3M +
2.162%),
07/19/2035 $ 1,788,889
0 .1
4,000,000
(2)(4)
Palmer Square CLO
Ltd. 2013-2A BR3,
7.420%, (TSFR3M +
2.112%),
10/17/2031 3,907,112
0 .2
7,000,000
(2)(4)
Palmer Square CLO
Ltd. 2021-2A C,
7.370%, (TSFR3M +
2.062%),
07/15/2034 6,915,587
0 .3
2,000,000
(2)(4)
Palmer Square CLO
Ltd. 2021-3A A2,
6.970%, (TSFR3M +
1.662%),
01/15/2035 1,991,414
0 .1
196,058
(2)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.521%,
01/25/2036 191,329
0.0
2,450,000
(2)(4)
Rockland Park CLO Ltd.
2021-1A C, 7.488%,
(TSFR3M + 2.162%),
04/20/2034 2,398,626
0 .1
50,602
(2)
Securitized Asset
Backed Receivables
LLC Trust 2006-WM4
A2A, 5.594%, (TSFR1M
+ 0.274%),
11/25/2036 14,469
0.0
1,502,208
(4)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 1,365,796
0 .1
2,600,000
(2)(4)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.913%, (TSFR3M +
2.562%),
04/25/2034 2,493,384
0 .1
2,800,000
(2)(4)
Sound Point CLO XXVI
Ltd. 2020-1A C1R,
7.788%, (TSFR3M +
2.462%),
07/20/2034 2,684,592
0 .1
1,774,338
(4)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 1,624,752
0 .1
8,200,000
(2)(4)
Symphony CLO XXV
Ltd. 2021-25A C,
7.632%, (TSFR3M +
2.312%),
04/19/2034 8,020,814
0 .4
1,714,500
(4)
Taco Bell Funding LLC
2018-1A A2II, 4.940%,
11/25/2048 1,615,341
0 .1
6,000,000
(2)(4)
TCW CLO Ltd. 2020-
1A CRR, 7.638%,
(TSFR3M + 2.312%),
04/20/2034 5,919,666
0 .3
7,100,000
(2)(4)
TCW CLO Ltd. 2023-1A
C, 8.866%, (TSFR3M +
3.500%),
04/28/2036 7,049,853
0 .3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
7,000,000
(2)(4)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
8.070%, (TSFR3M +
2.762%),
04/15/2035 $ 6,770,820
0 .3
7,000,000
(2)(4)
Trinitas Clo VII Ltd.
2017-7A A1R, 6.813%,
(TSFR3M + 1.462%),
01/25/2035 6,892,809
0 .3
1,102,500
(4)
Triton Container
Finance VIII LLC
2021-1A A, 1.860%,
03/20/2046 922,462
0.0
84,356  United States Small
Business Administration
2007-20L 1, 5.290%,
12/01/2027 82,654
0.0
164,388,968
7 .4
Student Loan Asset-Backed Securities : 0 .8%
451,212
(4)
Commonbond Student
Loan Trust 2018-BGS
B, 3.990%,
09/25/2045 417,105
0.0
363,001
(4)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 319,131
0.0
276,729
(4)
Commonbond Student
Loan Trust-GS 2018-
AGS A1, 3.210%,
02/25/2044 252,033
0.0
1,959,364
(4)
Navient Private
Education Refi Loan
Trust 2018-A B,
3.680%,
02/18/2042 1,846,125
0 .1
1,550,000
(4)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 1,304,863
0 .1
1,500,000
(4)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 1,374,678
0 .1
2,500,000
(2)(4)
Sofi Professional Loan
Program LLC 2017-C
B, 3.560%,
07/25/2040 2,348,218
0 .1
2,200,000
(4)
Sofi Professional Loan
Program LLC 2018-A
B, 3.610%,
02/25/2042 1,938,781
0 .1
2,100,000
(4)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 1,856,478
0 .1
5,000,000
(4)
Sofi Professional
Loan Program Trust
2018-B BFX, 3.830%,
08/25/2047 4,464,711
0 .2
501,258
(4)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 481,630
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
1,000,000
(4)
Sofi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 $ 878,367
0.0
17,482,120
0 .8
Total Asset-Backed
Securities
(Cost $190,144,988)
183,969,112
8 .3
U.S. TREASURY OBLIGATIONS : 6 .1%
United States Treasury Bonds : 1 .6%
17,000
1.250
%,
05/15/2050 8,025
0.0
920,000
1.375
%,
11/15/2040 544,884
0.0
77,000
1.625
%,
11/15/2050 40,351
0.0
100
2.000
%,
11/15/2041 65
0.0
3,046,300
2.875
%,
05/15/2052 2,160,612
0 .1
4,011,100
3.250
%,
05/15/2042 3,197,207
0 .2
5,683,500
3.625
%,
05/15/2053 4,707,093
0 .2
26,804,000
(5)
4.375
%,
08/15/2043 25,011,483
1 .1
35,669,720
1 .6
United States Treasury Notes : 4 .5%
25,000
(5)
0.125
%,
10/15/2023 24,953
0.0
8,997,000
0.250
%,
06/15/2024 8,674,318
0 .4
4,476,400
0.500
%,
11/30/2023 4,440,951
0 .2
4,427,600
0.875
%,
01/31/2024 4,361,775
0 .2
170,000
0.875
%,
06/30/2026 152,987
0.0
1,757,900
1.250
%,
11/30/2026 1,577,578
0 .1
8,250,800
1.250
%,
09/30/2028 7,013,341
0 .3
139,400
1.500
%,
01/31/2027 125,536
0.0
1,600,500
1.500
%,
11/30/2028 1,371,741
0 .1
54,300
2.750
%,
04/30/2027 50,785
0.0
1,315,300
2.750
%,
08/15/2032 1,139,173
0 .1
23,315,300
3.875
%,
08/15/2033 22,032,959
1 .0
8,000,100
4.125
%,
08/31/2030 7,766,347
0 .3
7,867,200
4.375
%,
08/31/2028 7,789,757
0 .3
1,028,000
4.500
%,
09/30/2028 1,028,723
0.0
14,317,000
4.500
%,
09/30/2030 14,323,711
0 .6
14,702,000
4.625
%,
09/15/2026 14,630,787
0 .7
3,878,500
5.000
%,
08/31/2025 3,870,925
0 .2
100,376,347
4 .5
Total U.S. Treasury
Obligations
(Cost $141,390,905)
136,046,067
6 .1
COMMERCIAL MORTGAGE-BACKED SECURITIES : 5 .1%
2,000,000
(2)(4)
AREIT LLC 2023-CRE8
A, 7.442%, (TSFR1M +
2.112%),
02/17/2028 2,000,166
0 .1
50,268,506
(2)(6)
Bank 2019-BN19 XA,
1.078%,
08/15/2061 2,098,557
0 .1
12,172,357
(2)(6)
BANK 2019-BN16 XA,
1.102%,
02/15/2052 481,287
0.0
22,800,000
(2)(4)(6)
BBCCRE Trust 2015-
GTP XA, 0.749%,
08/10/2033 225,359
0.0
26,607,664
(2)(6)
Benchmark Mortgage
Trust 2019-B12 XA,
1.161%,
08/15/2052 948,361
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
18,787,717
(2)(6)
Benchmark Mortgage
Trust 2019-B9 XA,
1.183%,
03/15/2052 $ 788,483
0.0
3,537,000
(4)(8)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 2,330,972
0 .1
1,348,000
(4)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.453%,
05/25/2052 966,144
0.0
1,000,000
(2)(4)
BOCA Commercial
Mortgage Trust 2022-
BOCA A, 7.102%,
(TSFR1M + 1.770%),
05/15/2039 997,424
0.0
452,123
(2)(4)
BX 2021-MFM1 D,
6.946%, (TSFR1M +
1.614%),
01/15/2034 441,945
0.0
3,129,048
(2)(4)
BX Commercial
Mortgage Trust 2021-
21M E, 7.617%,
(TSFR1M + 2.285%),
10/15/2036 2,997,237
0 .1
2,500,000
(2)(4)
BX Trust 2019-ATL B,
6.834%, (TSFR1M +
1.501%),
10/15/2036 2,426,639
0 .1
5,000,000
(2)(4)
BX Trust 2021-ARIA
A, 6.346%, (TSFR1M +
1.014%),
10/15/2036 4,882,395
0 .2
1,000,000
(2)(4)
BX Trust 2023-DELC
A, 8.022%, (TSFR1M +
2.690%),
05/15/2038 1,003,816
0 .1
16,615,762
(2)(6)
CD Mortgage Trust
2016-CD1 XA, 1.497%,
08/10/2049 444,311
0.0
33,963,056
(2)(6)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 1.010%,
09/15/2050 881,661
0.0
46,412,244
(2)(6)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.827%,
06/10/2051 1,219,955
0 .1
1,000,000
(4)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 6.048%,
10/12/2040 947,516
0.0
5,229,510
(2)(4)
Cold Storage Trust
2020-ICE5 A, 6.347%,
(TSFR1M + 1.014%),
11/15/2037 5,180,755
0 .2
190,869
(2)(6)
COMM Mortgage Trust
2012-CR3 XA, 1.022%,
10/15/2045 264
0.0
65,166,000
(2)(4)(6)
COMM Mortgage Trust
2012-CR4 XB, 0.509%,
10/15/2045 124,197
0.0
66,255,672
(2)(6)
COMM Mortgage
Trust 2016-CR28 XA,
0.752%,
02/10/2049 803,993
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,906,000
(2)(4)
COMM Mortgage Trust
2020-CBM F, 3.754%,
02/10/2037 $ 3,497,214
0 .2
750,000
(4)
CSAIL Commercial
Mortgage Trust 2020-
C19 E, 2.500%,
03/15/2053 271,325
0.0
2,736,000
(2)(4)
CSWF 2021-SOP2 D,
7.764%, (TSFR1M +
2.431%),
06/15/2034 2,237,553
0 .1
5,000,000
(4)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 4,993,660
0 .2
1,900,975
(2)(4)
Extended Stay America
Trust 2021-ESH A,
6.526%, (TSFR1M +
1.194%),
07/15/2038 1,886,678
0 .1
10,277,962  Freddie Mac Multifamily
ML Certificates
US XUS, 1.846%,
07/25/2037 1,325,083
0 .1
2,300,000
(4)(8)
FREMF Mortgage Trust
2019-KG01 C, 0.000%,
05/25/2029 1,401,644
0 .1
66,094,348
(4)(6)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 193,838
0.0
7,380,000
(4)(6)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 29,294
0.0
1,000,000
(2)(4)
FRR Re-REMIC
Trust 2018-C1 B725,
2.757%,
02/27/2050 965,610
0.0
3,000,000
(4)(8)
FRR Re-REMIC
Trust 2018-C1 C725,
0.000%,
02/27/2050 2,885,780
0 .1
4,158,000
(4)(8)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 2,936,040
0 .1
8,097,000
(4)(8)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 5,510,246
0 .3
3,030,000
(4)(8)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 2,267,911
0 .1
4,451,000
(4)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.021%,
11/27/2050 3,388,960
0 .2
2,598,000
(4)(8)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,633,043
0 .1
1,723,000
(4)(8)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 1,567,025
0 .1
1,756,000
(4)(8)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 1,505,915
0 .1
2,125,000
(4)(8)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 1,509,542
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,724,000
(4)(8)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 $ 1,542,583
0 .1
1,388,000
(4)(8)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 1,256,844
0 .1
1,755,000
(4)(8)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,481,443
0 .1
2,845,000
(4)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.420%,
09/27/2051 2,072,895
0 .1
2,164,000
(4)(8)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 1,907,310
0 .1
2,631,000
(4)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 2,291,172
0 .1
1,140,000
(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.030%,
09/27/2051 971,416
0.0
1,817,000
(4)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 1,120,506
0 .1
2,163,000
(4)(8)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 1,893,178
0 .1
2,140,000
(4)(8)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 1,755,148
0 .1
2,000,000
(2)(4)
GS Mortgage Securities
Corp. Trust 2021-
ARDN A, 6.697%,
(TSFR1M + 1.364%),
11/15/2036 1,948,048
0 .1
37,590,027
(2)(6)
GS Mortgage Securities
Trust 2014-GC22 XA,
1.087%,
06/10/2047 95,082
0.0
104,759,115
(2)(6)
GS Mortgage Securities
Trust 2019-GC42 XA,
0.927%,
09/10/2052 3,557,059
0 .2
37,275,434
(2)(6)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.710%,
12/15/2049 514,284
0.0
1,785,500
(2)(6)
JPMBB Commercial
Mortgage Securities
Trust 2015-C28 XA,
1.058%,
10/15/2048 19,313
0.0
2,978,474
(2)(4)
KIND Trust 2021-KIND
A, 6.396%, (TSFR1M +
1.064%),
08/15/2038 2,877,827
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
688,079
(2)(4)
Life Mortgage Trust
2021-BMR F, 7.796%,
(TSFR1M + 2.464%),
03/15/2038 $ 659,092
0.0
5,000,000
(2)(4)
Life Mortgage Trust
2022-BMR2 A1,
6.627%, (TSFR1M +
1.295%),
05/15/2039 4,916,887
0 .2
1,377,390
(2)(4)
Med Trust 2021-MDLN
D, 7.446%, (TSFR1M +
2.114%),
11/15/2038 1,323,504
0 .1
4,850,000
(2)(4)
PFP Ltd. 2023-10 A,
7.696%, (TSFR1M +
2.365%),
09/16/2038 4,860,766
0 .2
1,350,000
(4)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 1,091,903
0 .1
1,140,000
(2)(4)
RFM Reremic Trust
2022-FRR1 AB60,
2.440%,
11/08/2049 932,719
0.0
420,000
(4)(8)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 325,766
0.0
530,000
(4)(8)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 389,512
0.0
21,605,636
(2)(6)
Wells Fargo
Commercial Mortgage
Trust 2014-LC18 XA,
1.155%,
12/15/2047 196,414
0.0
24,705,479
(2)(6)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.657%,
04/15/2054 1,885,486
0 .1
Total Commercial
Mortgage-Backed
Securities
(Cost $120,321,482)
114,083,955
5 .1
MUNICIPAL BONDS : 0 .1%
California : 0 .1%
500,000  California State
University, 6.434%,
11/01/2030 524,848
0 .1
200,000  Los Angeles County
Public Works Financing
Authority, 7.488%,
08/01/2033 215,467
0.0
300,000  Los Angeles County
Public Works Financing
Authority, 7.618%,
08/01/2040 346,503
0.0
200,000  Regents of the
University of California
Medical Center Pooled
Revenue H, 6.398%,
05/15/2031 206,955
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
MUNICIPAL BONDS: (continued)
California: (continued)
300,000  Regents of the
University of California
Medical Center Pooled
Revenue H, 6.548%,
05/15/2048 $ 323,938
0.0
1,617,711
0 .1
Total Municipal Bonds
(Cost $1,500,000)
1,617,711
0 .1
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 17 .8%
Affiliated Investment Companies : 17 .8%
11,013,708
(9)
Voya VACS Series
EMCD Fund
89,981,993
4 .0
12,287,073
(9)
Voya VACS Series
EMHCD Fund
120,167,570
5 .4
6,799,958
(9)
Voya VACS Series HYB
Fund
67,183,586
3 .0
11,907,527
(9)
Voya VACS Series SC
Fund
120,385,097
5 .4
397,718,246
17 .8
Total Mutual Funds
(Cost $417,949,861)
397,718,246
17 .8
PURCHASED OPTIONS
(10)
: 0.0%
Total Purchased
Options
(Cost $926,785)
67,067
0.0
Total Long-Term
Investments
(Cost $2,582,801,817)
2,380,360,787
106 .7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .5%
Repurchase Agreements : 1 .4%
5,800,148
(11)
Cantor Fitzgerald,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $5,802,684,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$5,916,151, due
05/01/25-03/15/65)
5,800,148
0 .3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,688,937
(11)
CF Secured LLC,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $3,690,550,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.166%, Market Value
plus accrued interest
$3,762,716, due
11/15/23-08/20/72)
$ 3,688,937
0 .2
7,267,957
(11)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $7,271,141,
collateralized by various
U.S. Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$7,413,316, due
10/31/23-02/15/53)
7,267,957
0 .3
5,950,466
(11)
Mirae Asset Securities
USA Inc., Repurchase
Agreement dated
09/29/2023, 5.370%,
due 10/02/2023
(Repurchase
Amount $5,953,092,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.449%, Market Value
plus accrued interest
$6,072,191, due
02/15/25-04/20/71)
5,950,466
0 .3
907,844
(11)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase Amount
$908,242, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $926,001, due
10/02/23)
907,844
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
7,416,283
(11)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/29/2023, 5.380%,
due 10/02/2023
(Repurchase
Amount $7,419,562,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$7,564,612, due
07/15/25-02/15/51)
$ 7,416,283
0 .3
Total Repurchase
Agreements
(Cost $31,031,635)
31,031,635
1 .4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .1%
3,197,000
(12)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $3,197,000) $ 3,197,000 0 .1
Total Short-Term
Investments
(Cost $34,228,635)
34,228,635
1 .5
Total Investments in
Securities
(Cost $2,617,030,452) $ 2,414,589,422 108 .2
Liabilities in Excess of
Other Assets
(183,624,762) ( 8 .2 )
Net Assets $ 2,230,964,660 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(2)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2023.
(3)
Represents or includes a TBA transaction.
(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)
Security, or a portion of the security, is on loan.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
Investment in affiliate.
(10)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)
Rate shown is the 7-day yield as of September 30, 2023.
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
H15T1Y U.S. Treasury 1-Year Constant Maturity
PRIME Federal Reserve Bank Prime Loan Rate
RFUCCT1M FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
U.S. Government Agency Obligations $ — $ 627,571,224 $ — $ 627,571,224
Corporate Bonds/Notes — 604,497,815 — 604,497,815
Mutual Funds 397,718,246 — — 397,718,246
Collateralized Mortgage Obligations — 314,789,590 — 314,789,590
Asset-Backed Securities — 183,969,112 — 183,969,112
U.S. Treasury Obligations — 136,046,067 — 136,046,067
Commercial Mortgage-Backed Securities — 114,083,955 — 114,083,955
Municipal Bonds — 1,617,711 — 1,617,711
Purchased Options — 67,067 — 67,067
Short-Term Investments 3,197,000 31,031,635 — 34,228,635
Total Investments, at fair value $ 400,915,246 $ 2,013,674,176 $ — $ 2,414,589,422
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 2,365,507 — 2,365,507
Centrally Cleared Interest Rate Swaps — 1,861,829 — 1,861,829
Forward Foreign Currency Contracts — 1,566 — 1,566
Forward Premium Swaptions — 1,748,794 — 1,748,794
Futures 1,642,289 — — 1,642,289
Total Assets $ 402,557,535 $ 2,019,651,872 $ — $ 2,422,209,407
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (484,527) $ — $ (484,527)
Forward Premium Swaptions — (2,560,491) — (2,560,491)
Futures (6,487,757) — — (6,487,757)
Written Options — (5,875,737) — (5,875,737)
Total Liabilities $ (6,487,757) $ (8,920,755) $ — $ (15,408,512)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Hard
Currency Debt Fund - Class P
$ 116,943,433 $ 565,769 $ (154,026,158) $ 36,516,956 $ — $ 911,117 $ (36,275,139) $ —
Voya High Yield Bond Fund - Class
P
71,064,002 405,008 (83,573,985) 12,104,975 — 758,782 (11,359,283) —
Voya Investment Grade Credit
Fund - Class P
149,477,522 1,112,689 (180,439,853) 29,849,642 — 1,517,391 (25,836,683) —
Voya Securitized Credit Fund -
Class P
122,428,596 — (130,978,455) 8,549,860 — 991,842 (6,049,374) —
Voya VACS Series EMCD Fund
86,773,176 3,675,846 — (467,030) 89,981,993 3,675,901 — —
Voya VACS Series EMHCD Fund
— 122,887,223 — (2,719,653) 120,167,570 4,790,985 — —
Voya VACS Series HYB Fund
— 76,026,495 (8,010,980) (831,929) 67,183,586 3,457,946 (1,007) —

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series SC Fund
$ — $ 125,009,985 $ (5,934,716) $ 1,309,828 $ 120,385,097 $ 3,578,477 $ 65,282 $ —
$ 546,686,729 $ 329,683,015 $ (562,964,147) $ 84,312,649 $ 397,718,246 $ 19,682,441 $ (79,456,204) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond
Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 321,716 USD 339,230 BNP Paribas 11/17/23 $ 1,566
$ 1,566
At September 30, 2023, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 107 12/29/23 $ 21,690,070 $ (8,672)
U.S. Treasury 5-Year Note 444 12/29/23 46,779,563 (537,363)
U.S. Treasury 10-Year Note 43 12/19/23 4,646,688 1,255
U.S. Treasury Long Bond 178 12/19/23 20,253,062 (1,077,862)
U.S. Treasury Ultra Long Bond 587 12/19/23 69,669,562 (4,863,860)
$ 163,038,945 $ (6,486,502)
Short Contracts:
U.S. Treasury Ultra 10-Year Note (718) 12/19/23 (80,101,875) 1,641,034
$ (80,101,875) $ 1,641,034
At September 30, 2023, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond
Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index Series 33,
Version 1 Buy (5.000) 12/20/24 USD 27,986,640 $ (536,440) $ 1,659,998
CDX North American High Yield Index Series 40,
Version 1 Buy (5.000) 06/26/28 USD 46,000,000 (720,997) 705,509
$ (1,257,437) $ 2,365,507
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either
i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At September 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond
Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 28-day MXN TIIE-BANXICO Monthly 9 .000 % Monthly 08/14/28 MXN 144,762,000 $ (199,758) $ (199,758)
Pay 28-day MXN TIIE-BANXICO Monthly 8 .860 Monthly 08/09/28 MXN 146,106,000 (247,131) (247,131)
Pay 1-day Secured Overnight Financing Rate Annual 3 .759 Annual 08/11/33 USD 782,000 (10,553) (10,675)
Pay 1-day Secured Overnight Financing Rate Annual 4 .603 Annual 09/05/25 USD 17,985,000 7,606 7,606
Receive 1-day Secured Overnight Financing Rate Annual 4 .805 Annual 02/20/25 USD 11,857,000 41,592 41,592
Receive 1-day Secured Overnight Financing Rate Annual 4 .875 Annual 02/20/25 USD 16,091,000 45,795 45,795
Receive 1-day Secured Overnight Financing Rate Annual 4 .807 Annual 06/20/25 USD 16,091,000 196 196
Receive 1-day Secured Overnight Financing Rate Annual 4 .561 Annual 09/05/25 USD 17,658,000 (713) (713)
Receive 1-day Secured Overnight Financing Rate Annual 4 .601 Annual 06/20/25 USD 18,632,000 35,821 35,821
Receive 1-day Secured Overnight Financing Rate Annual 4 .975 Annual 02/20/25 USD 19,140,000 36,318 36,318
Receive 1-day Secured Overnight Financing Rate Annual 4 .667 Annual 06/20/25 USD 20,326,000 26,586 26,586
Receive 1-day Secured Overnight Financing Rate Annual 5 .061 Annual 02/20/25 USD 20,495,000 22,234 22,234
Receive 1-day Secured Overnight Financing Rate Annual 4 .884 Annual 02/20/25 USD 21,681,000 59,982 59,982
Receive 1-day Secured Overnight Financing Rate Annual 4 .073 Annual 02/20/25 USD 22,020,000 229,737 229,737
Receive 1-day Secured Overnight Financing Rate Annual 4 .986 Annual 02/20/25 USD 23,172,000 41,760 41,760
Receive 1-day Secured Overnight Financing Rate Annual 4 .657 Annual 09/05/25 USD 26,160,000 (24,359) (24,359)
Receive 1-day Secured Overnight Financing Rate Annual 4 .745 Annual 06/20/25 USD 27,101,000 15,845 15,845
Receive 1-day Secured Overnight Financing Rate Annual 4 .551 Annual 09/09/25 USD 27,795,000 (1,891) (1,891)
Receive 1-day Secured Overnight Financing Rate Annual 4 .464 Annual 02/20/25 USD 29,981,000 202,113 202,113
Receive 1-day Secured Overnight Financing Rate Annual 3 .559 Annual 02/20/25 USD 34,724,000 530,895 530,895
Receive 1-day Secured Overnight Financing Rate Annual 4 .586 Annual 02/20/25 USD 35,570,000 198,593 198,593
Receive 1-day Secured Overnight Financing Rate Annual 4 .756 Annual 02/20/25 USD 37,264,000 148,001 148,001
Receive 1-day Secured Overnight Financing Rate Annual 4 .668 Annual 06/20/25 USD 42,346,000 55,124 55,124
Receive 1-day Secured Overnight Financing Rate Annual 4 .784 Annual 02/20/25 USD 44,040,000 163,631 163,631
$ 1,377,424 $ 1,377,302
At September 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond
Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 6,000,500 $ 297,625 $ 16,562
$ 297,625 $ 16,562
At September 30, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond
Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
BNP Paribas Receive 2.225%
1-day Secured Overnight
Financing Rate 05/16/24 USD 31,589,600 $ 342,221 $ 27,837
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 2.213%
1-day Secured Overnight
Financing Rate 05/16/24 USD 26,324,700 286,939 22,668
$ 629,160 $ 50,505
At September 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond
Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 1-Year Interest
Rate Swap
(2)
Barclays Bank PLC Pay 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 84,692,000 $ 398,476 $ (37,106)
Call on 1-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 169,383,000 737,239 (14,147)
Put on 10-Year Interest
Rate Swap
(1)
BNP Paribas Receive 4.050%
1-day Secured Overnight
Financing Rate 05/16/24 USD 31,589,600 342,221 (1,119,474)
Put on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 05/16/24 USD 26,324,700 286,939 (932,897)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Put on 1-Year Interest
Rate Swap
(1)
Barclays Bank PLC Receive 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 84,692,000 $ 398,476 $ (895,440)
Put on 1-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services LLC Receive 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 169,383,000 737,240 (2,876,673)
$ 2,900,591 $ (5,875,737)
At September 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate
Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 12,484,500 $ (2,184,788) $ (95,926)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 20,904,800 (3,700,150) (188,681)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 19,473,000 (3,505,140) (223,679)
$ (9,390,078) $ (508,286)
At September 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond
Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Bank of America N.A. 4.150% Pay
1-day Secured Overnight
Financing Rate 09/03/24 USD 81,750,000 $ 457,800 $ 177,037
Call on 1-Year Interest
Rate Swap BNP Paribas 4.150% Pay
1-day Secured Overnight
Financing Rate 09/03/24 USD 163,499,000 913,551 352,130
Call on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Pay
1-day Secured Overnight
Financing Rate 06/17/24 USD 141,167,000 805,005 526,927
Call on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Pay
1-day Secured Overnight
Financing Rate 06/14/24 USD 141,167,000 851,613 637,754
Call on 5-Year Interest
Rate Swap Bank of America N.A. 4.160% Pay
1-day Secured Overnight
Financing Rate 09/28/28 USD 3,454,000 153,358 2,039
Call on 5-Year Interest
Rate Swap Barclays Bank PLC 3.858% Pay
1-day Secured Overnight
Financing Rate 08/21/28 USD 1,971,000 87,118 12,698
Call on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.525% Pay
1-day Secured Overnight
Financing Rate 08/08/28 USD 3,454,000 146,277 37,029
Put on 1-Year Interest
Rate Swap Bank of America N.A. 4.150% Receive
1-day Secured Overnight
Financing Rate 09/03/24 USD 81,750,000 457,800 (172,174)
Put on 1-Year Interest
Rate Swap BNP Paribas 4.150% Receive
1-day Secured Overnight
Financing Rate 09/03/24 USD 163,499,000 913,551 (346,288)
Put on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Receive
1-day Secured Overnight
Financing Rate 06/17/24 USD 141,167,000 805,005 (696,426)
Put on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Receive
1-day Secured Overnight
Financing Rate 06/14/24 USD 141,167,000 851,613 (773,152)
Put on 2-Year Interest
Rate Swap
Goldman Sachs
International 3.400% Receive 6-month EUR-EURIBOR 08/29/25 EUR 49,050,000 445,609 (15,168)
Put on 5-Year Interest
Rate Swap Bank of America N.A. 4.160% Receive
1-day Secured Overnight
Financing Rate 09/28/28 USD 3,454,000 153,357 3,180
Put on 5-Year Interest
Rate Swap Barclays Bank PLC 3.858% Receive
1-day Secured Overnight
Financing Rate 08/21/28 USD 1,971,000 87,118 (8,015)
Put on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.525% Receive
1-day Secured Overnight
Financing Rate 08/08/28 USD 3,454,000 146,277 (40,982)
$ 7,275,052 $ (303,411)
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
EUR
—
EU Euro
MXN
—
Mexican Peso
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 7,061,093
Gross Unrealized Depreciation (208,189,912)
Net Unrealized Depreciation $ (201,128,819)